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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Market Index Growth Fund, Evergreen Market Index Value Fund and Evergreen Market Index Fund for the six months ended November 30, 2005. These three series have a May 31 fiscal year end.

Date of reporting period: November 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Semiannual Report
as of November 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the funds' Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
JANUARY 2006

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Market Index Funds, which covers the six-month period ended November 30, 2005.

After experiencing volatile trading in the early months of 2005, we anticipated the return of a fundamentally-driven equity market. Relative to historical averages, corporate earnings were still solid and long-term interest rates remained attractive. The uncertainty related to monetary policy and energy prices, though, continued to weigh heavily on investor sentiment, which was further pressured by the devastating hurricanes in the Gulf region. The economy proved resilient, the Federal Reserve (Fed) maintained its policy stance, and corporate profits continued to exceed expectations. Even with surging energy prices and concerns about increased federal spending in the aftermath of the hurricanes, investors bid-up stocks based on their strong long-term return potential. Throughout it all, Evergreen’s equity management teams strictly adhered to the market fundamentals when making investment decisions, providing our clients with a disciplined approach for their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (GDP) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these concerns resulting from rising energy prices and long-term interest rates began to crawl higher. Despite this, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles.

Recognizing the strength in GDP and the attendant inflation fears, the Fed maintained its “measured removal of policy accommodation” throughout this timeframe. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower.

The lower long-term market yields improved the relative attractiveness of equities as the period progressed. The solid growth in GDP translated into better than forecasted profit growth, further supporting equities, especially during their November rally. The gradual easing of oil prices as well as the market’s expectation of an end to Fed tightening supported this trend. During this time, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the trend for dividends improved. Interestingly, after several years of underperforming, large caps and growth indexes made up some ground relative to small caps and value indexes, respectively, in the waning weeks of the investment period.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Market Index Fund
FUND AT A GLANCE
as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	5.87%
Average annual return
1-year	8.41%
Since portfolio inception	13.83%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2005, and subject to change.

Market Index Growth Fund
FUND AT A GLANCE
as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	7.01%
Average annual return
1-year	9.66%
Since portfolio inception	11.85%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2005, and subject to change.

Market Index Value Fund
FUND AT A GLANCE
as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	5.66%
Average annual return
1-year	10.00%
Since portfolio inception	17.02%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2005, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	6/1/2005	11/30/2005
Actual
Class I	$1,000.00	$1,058.65	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	6/1/2005	11/30/2005
Actual
Class I	$1,000.00	$1,070.05	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	6/1/2005	11/30/2005
Actual
Class I	$1,000.00	$1,056.64	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$13.81	$12.97	$11.02	$10.00

Income from investment operations
Net investment income (loss)	0.19	0.30	0.18	0.12
Net realized and unrealized gains or losses on
investments	0.62	0.76	1.83	0.94

Total from investment operations	0.81	1.06	2.01	1.06

Distributions to shareholders from
Net investment income	0	(0.20)	(0.06)	(0.04)
Net realized gains	0	(0.02)	0	0

Total distributions to shareholders	0	(0.22)	(0.06)	(0.04)

Net asset value, end of period	$14.62	$13.81	$12.97	$11.02

Total return	5.87%	8.24%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$663,499	$722,863	$716,998	$477,477
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%[2]	0.03%	0.02%	0.02%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.47%	0.45%	0.47%[2]
Net investment income (loss)	1.93%[2]	2.08%	1.70%	1.84%[2]
Portfolio turnover rate	3%	6%	2%	3%

[1] For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2] Annualized

See Combined Notes to Financial Statements

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$12.99	$12.77	$10.86	$10.00

Income from investment operations
Net investment income (loss)	0.07	0.15	0.12	0.07[2]
Net realized and unrealized gains or losses on
investments	0.84	0.27	1.83	0.81

Total from investment operations	0.91	0.42	1.95	0.88

Distributions to shareholders from
Net investment income	0	(0.12)	(0.04)	(0.02)
Net realized gains	0	(0.08)	0	0

Total distributions to shareholders	0	(0.20)	(0.04)	(0.02)

Net asset value, end of period	$13.90	$12.99	$12.77	$10.86

Total return	7.01%	3.28%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$914,694	$854,566	$678,560	$529,545
Ratios to average net assets
	Expenses including waivers/reimbursements but
excluding expense reductions	0.03%[3]	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[3]	0.47%	0.45%	0.47%[3]
Net investment income (loss)	1.03%[3]	1.45%	1.03%	1.16%[3]
Portfolio turnover rate	20%	15%	9%	2%

[1] For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$14.83	$13.23	$11.14	$10.00

Income from investment operations
Net investment income (loss)	0.21	0.35	0.28	0.15
Net realized and unrealized gains or losses on
investments	0.63	1.69	1.91	1.03

Total from investment operations	0.84	2.04	2.19	1.18

Distributions to shareholders from
Net investment income	0	(0.28)	(0.10)	(0.04)
Net realized gains	0	(0.16)	0	0

Total distributions to shareholders	0	(0.44)	(0.10)	(0.04)

Net asset value, end of period	$15.67	$14.83	$13.23	$11.14

Total return	5.66%	15.51%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$865,151	$818,284	$708,489	$544,427
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%[2]	0.03%	0.02%	0.02%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.46%	0.45%	0.47%[2]
Net investment income (loss)	2.79%[2]	2.54%	2.41%	2.67%[2]
Portfolio turnover rate	20%	16%	10%	5%

[1] For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2] Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund

November 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.2%
Cooper Tire & Rubber Co.	3,565	$ 52,441
Dana Corp.	8,754	61,015
Goodyear Tire & Rubber Co. *	10,250	175,583
Johnson Controls, Inc.	11,208	778,396
Visteon Corp.	7,491	50,639

		1,118,074

Automobiles 0.4%
Ford Motor Co.	107,871	876,991
General Motors Corp.	32,919	720,926
Harley-Davidson, Inc.	15,974	860,360

		2,458,277

Distributors 0.1%
Genuine Parts Co.	10,133	448,993

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	8,513	606,126
H&R Block, Inc.	18,899	461,891

		1,068,017

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	25,124	1,369,007
Darden Restaurants, Inc.	7,820	279,800
Harrah's Entertainment, Inc.	10,688	727,746
Hilton Hotels Corp.	19,072	418,058
International Game Technology	19,855	582,744
Marriott International, Inc., Class A	9,966	643,903
McDonald's Corp.	72,769	2,463,231
Starbucks Corp. *	44,734	1,362,150
Starwood Hotels & Resorts Worldwide, Inc., Class B	12,672	766,656
Wendy's International, Inc.	6,725	341,495
Yum! Brands, Inc.	16,615	810,646

		9,765,436

Household Durables 0.7%
Black & Decker Corp.	4,684	411,302
Centex Corp.	7,471	536,791
D.R. Horton, Inc.	15,846	561,582
Fortune Brands, Inc.	8,498	662,504
KB Home	4,515	315,012
Leggett & Platt, Inc.	10,978	257,763
Lennar Corp., Class A	7,792	449,443
Maytag Corp.	4,649	82,659
Newell Rubbermaid, Inc.	16,026	369,720
Pulte Homes, Inc.	12,488	519,876
Snap-On, Inc.	3,366	125,787
Stanley Works	4,226	202,848
Whirlpool Corp.	3,888	318,233

		4,813,520

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	17,854	$865,205
eBay, Inc. *	64,627	2,895,936

		3,761,141

Leisure Equipment & Products 0.2%
Brunswick Corp.	5,663	222,499
Eastman Kodak Co.	16,719	400,755
Hasbro, Inc.	10,420	212,776
Mattel, Inc.	23,501	391,292

		1,227,322

Media 3.3%
Clear Channel Communications, Inc.	31,589	1,028,538
Comcast Corp., Class A *	127,833	3,374,791
Dow Jones & Co., Inc.	3,425	116,827
Gannett Co., Inc.	14,205	875,312
Interpublic Group of Cos. *	24,618	229,440
Knight Ridder, Inc.	4,040	244,016
McGraw-Hill Companies, Inc.	21,760	1,154,368
Meredith Corp.	2,440	124,440
New York Times Co., Class A	8,457	232,567
News Corp., Class A	142,602	2,111,936
Omnicom Group, Inc.	10,601	896,420
Time Warner, Inc.	273,259	4,913,197
Tribune Co.	15,435	493,457
Univision Communications, Inc., Class A *	13,401	405,112
Viacom, Inc., Class B	92,284	3,082,286
Walt Disney Co.	117,015	2,917,184

		22,199,891

Multi-line Retail 1.1%
Big Lots, Inc. *	6,627	81,446
Dillard's, Inc., Class A	3,747	78,575
Dollar General Corp.	18,686	353,352
Family Dollar Stores, Inc.	9,017	202,973
Federated Department Stores, Inc.	15,435	994,477
J.C. Penney Co., Inc.	14,577	764,855
Kohl's Corp. *	20,064	922,944
Nordstrom, Inc.	12,889	475,346
Sears Holdings Corp. *	5,950	684,369
Target Corp.	51,499	2,755,712

		7,314,049

Specialty Retail 2.2%
AutoNation, Inc. *	10,497	217,498
AutoZone, Inc. *	3,237	288,287
Bed Bath & Beyond, Inc. *	17,216	734,434
Best Buy Co., Inc.	23,565	1,136,776
Circuit City Stores, Inc.	9,576	200,426
Gap, Inc.	33,733	586,279
Home Depot, Inc.	124,594	5,205,537
Limited Brands, Inc.	20,324	452,209
Lowe's Companies, Inc.	45,386	3,062,647
Office Depot, Inc. *	18,416	546,587
OfficeMax, Inc.	4,117	120,134

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

RadioShack Corp.	7,817	$178,306
Sherwin-Williams Co.	6,627	290,528
Staples, Inc.	42,778	988,172
Tiffany & Co.	8,291	337,444
TJX Companies, Inc.	27,123	607,826

		14,953,090

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	22,127	761,832
Jones Apparel Group, Inc.	6,892	198,214
Liz Claiborne, Inc.	6,247	217,895
NIKE, Inc., Class B	11,119	948,451
Reebok International, Ltd.	3,060	176,195
VF Corp.	5,200	294,580

		2,597,167

CONSUMER STAPLES 9.4%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	45,218	1,977,835
Brown-Forman Corp., Class B	4,830	332,594
Coca-Cola Co.	120,872	5,160,026
Coca-Cola Enterprises, Inc.	17,546	337,234
Constellation Brands, Inc., Class A *	11,408	269,457
Molson Coors Brewing Co., Class B	3,330	221,745
Pepsi Bottling Group, Inc.	8,082	238,419
PepsiCo, Inc.	97,205	5,754,536

		14,291,846

Food & Staples Retailing 2.4%
Albertsons, Inc.	21,446	503,981
Costco Wholesale Corp.	27,895	1,394,192
CVS Corp.	47,321	1,278,613
Kroger Co. *	42,145	820,142
Safeway, Inc.	26,120	607,290
SUPERVALU, Inc.	7,911	258,848
SYSCO Corp.	36,851	1,191,024
Wal-Mart Stores, Inc.	145,393	7,060,284
Walgreen Co.	59,516	2,718,691

		15,833,065

Food Products 1.0%
Archer-Daniels-Midland Co.	37,869	892,572
Campbell Soup Co.	10,767	325,271
ConAgra Foods, Inc.	30,148	648,182
General Mills, Inc.	21,307	1,012,722
H.J. Heinz Co.	19,842	688,914
Kellogg Co.	14,912	657,172
McCormick & Co., Inc.	7,794	243,329
Sara Lee Corp.	45,671	824,818
The Hershey Co.	10,686	579,395
Tyson Foods, Inc., Class A	14,632	246,257
Wm. Wrigley Jr. Co.	10,465	717,794

		6,836,426

Household Products 2.3%
Clorox Co.	8,832	479,401

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Colgate-Palmolive Co.	30,237	$1,648,521
Kimberly-Clark Corp.	27,726	1,635,280
Procter & Gamble Co.	199,981	11,436,913

		15,200,115

Personal Products 0.1%
Alberto-Culver Co.	4,389	190,833
Avon Products, Inc.	27,405	749,527

		940,360

Tobacco 1.4%
Altria Group, Inc.	120,815	8,794,124
Reynolds American, Inc.	4,976	442,964
UST, Inc.	9,568	369,133

		9,606,221

ENERGY 9.2%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	19,832	1,137,365
BJ Services Co.	18,764	687,701
Halliburton Co.	29,590	1,883,404
Nabors Industries, Ltd. *	9,166	641,712
National Oilwell Varco, Inc. *	10,094	611,898
Noble Corp.	7,958	573,533
Rowan Companies, Inc.	6,340	227,479
Schlumberger, Ltd.	34,247	3,278,465
Transocean, Inc. *	19,139	1,221,834
Weatherford International, Ltd. *	9,591	666,670

		10,930,061

Oil, Gas & Consumable Fuels 7.5%
Amerada Hess Corp.	4,650	569,718
Anadarko Petroleum Corp.	13,758	1,246,612
Apache Corp.	19,143	1,249,655
Burlington Resources, Inc.	22,182	1,602,650
Chevron Corp.	131,090	7,512,768
ConocoPhillips	81,030	4,903,125
Devon Energy Corp.	26,383	1,588,257
El Paso Corp.	38,381	421,807
EOG Resources, Inc.	13,977	1,002,850
Exxon Mobil Corp.	367,038	21,299,215
Kerr-McGee Corp.	6,716	580,598
Kinder Morgan, Inc.	5,562	503,917
Marathon Oil Corp.	21,307	1,263,292
Murphy Oil Corp.	9,555	472,590
Occidental Petroleum Corp.	23,273	1,845,549
Sunoco, Inc.	7,951	613,817
Valero Energy Corp.	17,790	1,711,398
Williams Cos.	33,308	716,122
XTO Energy, Inc.	21,031	855,752

		49,959,692

FINANCIALS 21.0%
Capital Markets 3.2%
Ameriprise Financial, Inc.	14,447	607,496

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Bank of New York Co.	45,314	$1,468,174
Bear Stearns Cos.	6,548	726,763
Charles Schwab Corp.	60,498	922,594
E*TRADE Financial Corp. *	23,675	462,136
Federated Investors, Inc., Class B	4,931	180,179
Franklin Resources, Inc.	8,642	802,669
Goldman Sachs Group, Inc.	27,068	3,490,689
Janus Capital Group, Inc.	12,975	248,731
Lehman Brothers Holdings, Inc.	15,842	1,996,092
Mellon Financial Corp.	24,342	818,865
Merrill Lynch & Co., Inc.	53,925	3,581,698
Morgan Stanley	63,226	3,542,553
Northern Trust Corp.	10,805	569,315
State Street Corp.	19,262	1,111,225
T. Rowe Price Group, Inc.	7,555	543,582

		21,072,761

Commercial Banks 5.7%
AmSouth Bancorp, Inc.	20,400	542,436
Bank of America Corp.	233,894	10,733,396
BB&T Corp.	31,872	1,356,154
Comerica, Inc.	9,737	561,533
Compass Bancshares, Inc.	7,239	350,802
Fifth Third Bancorp	32,374	1,303,701
First Horizon National Corp.	7,283	283,454
Huntington Bancshares, Inc.	13,437	321,950
KeyCorp	23,827	790,103
M&T Bank Corp.	4,703	508,959
Marshall & Ilsley Corp.	12,061	518,382
National City Corp.	33,104	1,122,557
North Fork Bancorp, Inc.	27,849	751,923
PNC Financial Services Group, Inc.	16,926	1,079,371
Regions Financial Corp.	26,807	903,128
SunTrust Banks, Inc.	21,104	1,535,105
Synovus Financial Corp.	18,149	510,894
U.S. Bancorp	106,393	3,221,580
Wachovia Corp. °	91,821	4,903,241
Wells Fargo & Co.	98,265	6,175,955
Zions Bancorp	5,244	396,604

		37,871,228

Consumer Finance 1.3%
American Express Co.	72,236	3,714,375
Capital One Financial Corp.	16,806	1,395,907
MBNA Corp.	73,222	1,960,153
SLM Corp.	24,306	1,277,280

		8,347,715

Diversified Financial Services 3.7%
CIT Group, Inc.	11,742	581,229
Citigroup, Inc.	300,964	14,611,802
JPMorgan Chase & Co.	204,492	7,821,819
Moody's Corp.	14,714	885,047
Principal Financial Group, Inc.	16,282	825,009

		24,724,906

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Insurance 4.8%
ACE, Ltd.	18,452	$1,024,086
AFLAC, Inc.	29,205	1,401,840
Allstate Corp.	38,233	2,144,871
Ambac Financial Group, Inc.	6,227	477,549
American International Group, Inc.	151,066	10,142,571
AON Corp.	18,542	675,114
Chubb Corp.	11,546	1,118,115
Cincinnati Financial Corp.	10,175	453,093
Hartford Financial Services Group, Inc.	17,434	1,523,209
Jefferson-Pilot Corp.	7,845	435,790
Lincoln National Corp.	10,041	521,931
Loews Corp.	7,891	762,113
Marsh & McLennan Cos.	31,160	962,532
MBIA, Inc.	7,803	482,069
MetLife, Inc.	44,037	2,265,263
Progressive Corp.	11,480	1,411,925
Prudential Financial, Inc.	29,863	2,311,396
SAFECO Corp.	7,281	409,556
St. Paul Travelers Companies, Inc.	39,321	1,829,606
Torchmark Corp.	6,073	328,671
UnumProvident Corp.	17,341	381,502
XL Capital, Ltd., Class A	8,173	542,524

		31,605,326

Real Estate 0.7%
Apartment Investment & Management Co., Class A REIT	5,560	215,339
Archstone-Smith Trust REIT	12,327	515,392
Equity Office Properties Trust REIT	23,900	745,202
Equity Residential REIT	16,715	681,303
Plum Creek Timber Co., Inc. REIT	10,709	417,223
Prologis REIT	14,380	652,277
Public Storage, Inc. REIT	4,811	339,656
Simon Property Group, Inc. REIT	10,658	823,970
Vornado Realty Trust REIT	6,863	585,757

		4,976,119

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	34,613	1,204,879
Fannie Mae	56,344	2,707,329
Freddie Mac	40,225	2,512,051
Golden West Financial Corp.	14,875	963,751
MGIC Investment Corp.	5,416	352,582
Sovereign Bancorp, Inc.	21,054	460,241
Washington Mutual, Inc.	58,070	2,391,903

		10,592,736

HEALTH CARE 12.7%
Biotechnology 1.6%
Amgen, Inc. *	71,823	5,812,636
Applera Corp. - Applied Biosystems Group	11,371	313,612
Biogen Idec, Inc. *	19,695	843,143
Chiron Corp. *	6,343	280,995
Genzyme Corp. *	14,942	1,110,788
Gilead Sciences, Inc. *	26,541	1,345,363

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

MedImmune, Inc. *	14,340	$514,950

		10,221,487

Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.	3,130	254,344
Baxter International, Inc.	36,238	1,409,296
Becton, Dickinson & Co.	14,550	847,247
Biomet, Inc.	14,528	517,487
Boston Scientific Corp. *	34,377	910,303
C.R. Bard, Inc.	6,129	397,588
Fisher Scientific International, Inc. *	7,097	457,615
Guidant Corp.	19,212	1,184,996
Hospira, Inc. *	9,307	410,904
Medtronic, Inc.	70,499	3,917,629
Millipore Corp. *	3,001	191,644
PerkinElmer, Inc.	7,582	172,945
St. Jude Medical, Inc. *	21,224	1,013,870
Stryker Corp.	16,912	732,290
Thermo Electron Corp. *	9,408	290,237
Waters Corp. *	6,695	262,645
Zimmer Holdings, Inc. *	14,399	902,385

		13,873,425

Health Care Providers & Services 3.0%
Aetna, Inc.	16,879	1,561,139
AmerisourceBergen Corp.	6,042	485,475
Cardinal Health, Inc.	24,847	1,588,966
Caremark Rx, Inc. *	26,195	1,346,161
CIGNA Corp.	7,484	842,100
Coventry Health Care, Inc. *	9,376	558,528
Express Scripts, Inc. *	8,652	730,748
HCA, Inc.	24,636	1,256,189
Health Management Associates, Inc.	14,390	337,014
Humana, Inc. *	9,455	433,323
IMS Health, Inc.	13,143	321,346
Laboratory Corporation of America Holdings *	7,866	408,167
Manor Care, Inc.	4,604	181,536
McKesson Corp.	17,950	902,885
Medco Health Solutions, Inc. *	17,719	950,624
Patterson Companies, Inc. *	8,029	280,533
Quest Diagnostics, Inc.	9,689	485,322
Tenet Healthcare Corp. *	27,276	213,298
UnitedHealth Group, Inc.	73,530	4,401,506
WellPoint, Inc. *	35,720	2,744,367

		20,029,227

Pharmaceuticals 6.0%
Abbott Laboratories	90,487	3,412,265
Allergan, Inc.	7,613	761,300
Bristol-Myers Squibb Co.	113,856	2,458,151
Eli Lilly & Co.	66,002	3,333,101
Forest Laboratories, Inc. *	19,786	773,039
Johnson & Johnson	173,165	10,692,939
King Pharmaceuticals, Inc. *	14,072	221,353
Merck & Co., Inc.	127,811	3,757,643
Mylan Laboratories, Inc.	12,725	265,825

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Pfizer, Inc.	429,056	$9,095,987
Schering-Plough Corp.	85,944	1,660,438
Watson Pharmaceuticals, Inc. *	6,067	202,395
Wyeth	78,073	3,244,714

		39,879,150

INDUSTRIALS 11.2%
Aerospace & Defense 2.2%
Boeing Co.	47,769	3,257,368
General Dynamics Corp.	11,702	1,337,539
Goodrich Corp.	7,077	272,606
Honeywell International, Inc.	49,780	1,818,961
L-3 Communications Holdings, Inc.	6,908	514,646
Lockheed Martin Corp.	21,184	1,283,750
Northrop Grumman Corp.	20,787	1,192,550
Raytheon Co.	26,274	1,009,447
Rockwell Collins, Inc.	10,285	470,025
United Technologies Corp.	59,654	3,211,771

		14,368,663

Air Freight & Logistics 1.0%
FedEx Corp.	17,628	1,720,846
Ryder System, Inc.	3,738	158,603
United Parcel Service, Inc., Class B	64,457	5,021,200

		6,900,649

Airlines 0.1%
Southwest Airlines Co.	40,330	665,445

Building Products 0.2%
American Standard Companies, Inc.	10,677	406,580
Masco Corp.	25,055	745,887

		1,152,467

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	12,701	106,815
Avery Dennison Corp.	6,430	378,020
Cendant Corp.	60,909	1,082,353
Cintas Corp.	8,035	359,325
Equifax, Inc.	7,582	290,391
Monster Worldwide, Inc. *	7,090	275,801
Pitney Bowes, Inc.	13,322	554,994
R.R. Donnelley & Sons Co.	12,498	427,432
Robert Half International, Inc.	9,856	377,091
Waste Management, Inc.	32,721	978,685

		4,830,907

Construction & Engineering 0.1%
Fluor Corp.	5,049	374,131

Electrical Equipment 0.5%
American Power Conversion Corp.	9,955	223,092
Cooper Industries, Inc., Class A	5,392	392,214
Emerson Electric Co.	24,047	1,818,194
Rockwell Automation, Inc.	10,571	596,521

		3,030,021

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Industrial Conglomerates 4.4%
3M Co.	44,537	$3,495,264
General Electric Co.	617,100	22,042,812
Textron, Inc.	7,787	614,394
Tyco International, Ltd.	117,815	3,360,084

		29,512,554

Machinery 1.4%
Caterpillar, Inc.	39,397	2,276,359
Cummins, Inc.	2,706	240,834
Danaher Corp.	13,833	767,731
Deere & Co.	14,040	973,674
Dover Corp.	11,788	476,825
Eaton Corp.	8,581	546,781
Illinois Tool Works, Inc.	12,153	1,072,745
Ingersoll-Rand Co., Ltd., Class A	19,636	778,175
ITT Industries, Inc.	5,397	586,978
Navistar International Corp. *	3,591	101,877
Paccar, Inc.	9,980	717,163
Pall Corp.	7,241	201,010
Parker Hannifin Corp.	6,967	476,612

		9,216,764

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	21,739	1,438,687
CSX Corp.	12,630	614,323
Norfolk Southern Corp.	23,549	1,041,808
Union Pacific Corp.	15,355	1,175,272

		4,270,090

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	4,409	309,644

INFORMATION TECHNOLOGY 15.4%
Communications Equipment 2.8%
ADC Telecommunications, Inc. *	6,782	138,556
Andrew Corp. *	9,457	103,365
Avaya, Inc. *	24,689	294,293
Ciena Corp. *	33,645	100,598
Cisco Systems, Inc. *	372,018	6,525,196
Comverse Technology, Inc. *	11,718	307,129
Corning, Inc. *	85,693	1,735,283
JDS Uniphase Corp. *	95,942	246,571
Lucent Technologies, Inc. *	258,746	721,901
Motorola, Inc.	143,730	3,462,456
QUALCOMM, Inc.	94,911	4,315,603
Scientific-Atlanta, Inc.	8,918	377,410
Tellabs, Inc. *	26,050	267,273

		18,595,634

Computers & Peripherals 3.8%
Apple Computer, Inc. *	48,306	3,276,113
Dell, Inc. *	139,561	4,209,160
EMC Corp. *	140,329	1,954,783
Gateway, Inc. *	15,341	46,637

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Hewlett-Packard Co.	166,778	$4,948,303
International Business Machines Corp.	92,895	8,258,366
Lexmark International, Inc., Class A *	6,911	329,102
NCR Corp. *	10,816	367,203
Network Appliance, Inc. *	21,418	623,692
QLogic Corp. *	4,684	154,853
Sun Microsystems, Inc. *	198,507	748,371

		24,916,583

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	28,767	1,025,831
Jabil Circuit, Inc. *	10,011	331,564
Molex, Inc.	8,436	226,001
Sanmina-SCI Corp. *	30,598	126,676
Solectron Corp. *	56,597	203,183
Symbol Technologies, Inc.	14,148	161,712
Tektronix, Inc.	4,919	125,877

		2,200,844

Internet Software & Services 0.4%
Yahoo!, Inc. *	72,997	2,936,669

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	7,312	407,863
Automatic Data Processing, Inc.	33,775	1,587,425
Computer Sciences Corp. *	10,757	540,324
Convergys Corp. *	8,153	135,340
Electronic Data Systems Corp.	30,209	696,317
First Data Corp.	44,914	1,943,429
Fiserv, Inc. *	10,951	498,380
Paychex, Inc.	19,387	822,203
Sabre Holdings Corp., Class A	7,633	174,567
Unisys Corp. *	19,824	121,918

		6,927,766

Office Electronics 0.1%
Xerox Corp. *	55,854	793,127

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	23,189	607,088
Altera Corp. *	21,688	396,023
Analog Devices, Inc.	21,679	822,068
Applied Materials, Inc.	94,449	1,710,471
Applied Micro Circuits Corp. *	17,782	46,945
Broadcom Corp., Class A *	16,456	765,862
Freescale Semiconductor, Inc., Class B *	23,582	608,416
Intel Corp.	354,689	9,463,103
KLA-Tencor Corp.	11,502	588,787
Linear Technology Corp.	17,859	666,319
LSI Logic Corp. *	22,745	186,737
Maxim Integrated Products, Inc.	19,088	697,666
Micron Technology, Inc. *	35,867	511,463
National Semiconductor Corp.	19,982	517,134
Novellus Systems, Inc. *	8,068	199,038
NVIDIA Corp. *	9,820	355,189
PMC-Sierra, Inc. *	10,609	83,493
Teradyne, Inc. *	11,453	167,557

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

Texas Instruments, Inc.	94,482	$3,068,775
Xilinx, Inc.	20,345	537,922

		22,000,056

Software 3.6%
Adobe Systems, Inc.	28,617	933,200
Autodesk, Inc.	13,296	554,709
BMC Software, Inc. *	12,687	259,957
Citrix Systems, Inc. *	9,918	269,174
Computer Associates International, Inc.	26,971	768,943
Compuware Corp. *	22,590	208,506
Electronic Arts, Inc. *	17,669	995,825
Intuit, Inc. *	10,551	565,217
Mercury Interactive Corp. *	5,041	140,140
Microsoft Corp.	536,308	14,861,095
Novell, Inc. *	22,237	173,004
Oracle Corp. *	219,538	2,759,593
Parametric Technology Corp. *	15,852	92,734
Siebel Systems, Inc. *	30,406	319,263
Symantec Corp. *	62,956	1,112,432

		24,013,792

MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	12,905	763,589
Ashland, Inc.	4,319	240,784
Dow Chemical Co.	56,151	2,540,833
E.I. DuPont de Nemours & Co.	53,500	2,287,125
Eastman Chemical Co.	4,743	262,430
Ecolab, Inc.	10,719	356,621
Engelhard Corp.	6,993	206,293
Hercules, Inc. *	6,565	77,204
International Flavors & Fragrances, Inc.	4,753	154,663
Monsanto Co.	15,638	1,145,796
PPG Industries, Inc.	9,890	600,620
Praxair, Inc.	18,821	978,692
Rohm & Haas Co.	8,462	370,636
Sigma-Aldrich Corp.	3,929	259,471

		10,244,757

Construction Materials 0.1%
Vulcan Materials Co.	5,955	397,199

Containers & Packaging 0.2%
Ball Corp.	6,353	261,871
Bemis Co., Inc.	6,223	171,444
Pactiv Corp. *	8,718	176,452
Sealed Air Corp. *	4,824	249,449
Temple-Inland, Inc.	6,577	275,379

		1,134,595

Metals & Mining 0.7%
Alcoa, Inc.	50,785	1,392,017
Allegheny Technologies, Inc.	4,897	161,503
Freeport-McMoRan Copper & Gold, Inc., Class B	10,324	537,984
Newmont Mining Corp.	25,975	1,197,967

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

NuCor Corp.	9,095	$610,092
Phelps Dodge Corp.	5,644	765,721
United States Steel Corp.	6,651	316,588

		4,981,872

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	15,148	716,349
International Paper Co.	28,553	900,276
Louisiana-Pacific Corp.	6,453	174,037
MeadWestvaco Corp.	10,711	299,801
Weyerhaeuser Co.	14,260	945,581

		3,036,044

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.4%
Alltel Corp.	22,225	1,485,297
AT&T Inc.	228,720	5,697,404
BellSouth Corp.	106,666	2,907,715
CenturyTel, Inc.	7,565	250,402
Citizens Communications Co.	19,977	260,700
Qwest Communications International, Inc. *	88,777	465,191
Verizon Communications, Inc.	160,969	5,147,789

		16,214,498

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	170,739	4,275,304

UTILITIES 3.3%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	9,474	263,661
American Electric Power Co., Inc.	22,888	836,328
Cinergy Corp.	11,577	475,583
Edison International	18,966	855,746
Entergy Corp.	12,084	845,880
Exelon Corp.	39,035	2,031,381
FirstEnergy Corp.	19,201	901,679
FPL Group, Inc.	22,937	972,299
Pinnacle West Capital Corp.	5,749	238,526
PPL Corp.	22,092	649,505
Progress Energy, Inc.	14,625	654,908
Southern Co.	43,474	1,508,983

		10,234,479

Gas Utilities 0.0%
Nicor, Inc.	2,570	103,057
Peoples Energy Corp.	2,220	79,765

		182,822

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	38,023	599,623
Calpine Corp. *	33,063	16,862
Constellation Energy Group, Inc.	10,361	549,029
Duke Energy Corp.	53,927	1,448,479
Dynegy, Inc., Class A *	16,675	79,873

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

TXU Corp.	13,974	$ 1,434,152

		4,128,018

Multi- Utilities 1.1%
Ameren Corp.	11,862	622,281
CenterPoint Energy, Inc.	18,020	238,224
CMS Energy Corp. *	12,764	178,441
Consolidated Edison, Inc.	14,224	647,761
Dominion Resources, Inc.	19,838	1,506,696
DTE Energy Co.	10,352	451,761
KeySpan Corp.	10,145	340,466
NiSource, Inc.	15,862	341,509
PG&E Corp.	21,716	798,715
Public Service Enterprise Group, Inc.	13,914	872,686
Sempra Energy	14,911	655,338
TECO Energy, Inc.	12,100	211,629
Xcel Energy, Inc.	23,445	433,967

		7,299,474

Total Common Stocks (cost $477,161,464)		657,661,711

	Principal
SHORT-TERM INVESTMENTS 0.7%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 3.98%, 02/09/2006 ƒ +	$ 500,000	496,223
	Shares	Value
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Money Market Fund ø	3,874,514	3,874,514

Total Short-Term Investments (cost $4,370,737)		4,370,737

Total Investments (cost $481,532,201) 99.8%		662,032,448
Other Assets and Liabilities 0.2%		1,466,928

Net Assets 100.0%		$ 663,499,376

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,113,610 at November 30, 2005. The Fund earned $99,703 of income from Wachovia Corporation during the six months ended
November 30, 2005, which is included in income from affiliates.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Co mpany, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by sector as of November 30, 2005:
Financials	21.2%
Information Technology	15.6%
Health Care	12.8%
Industrials	11.3%
Consumer Discretionary	10.9%
Consumer Staples	9.5%
Energy	9.3%
Utilities	3.3%
Telecommunication Services	3.1%
Materials	3.0%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund

November 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 14.6%
Auto Components 0.1%
Autoliv, Inc.	2,131	$93,253
BorgWarner, Inc.	2,417	145,020
Gentex Corp.	22,025	414,731
Goodyear Tire & Rubber Co. *	10,571	181,081
Johnson Controls, Inc.	5,099	354,125

		1,188,210

Automobiles 0.3%
Harley-Davidson, Inc.	40,202	2,165,280

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A *	20,265	1,442,868
Career Education Corp. *	14,507	541,111
Education Management Corp. *	10,495	354,206
H&R Block, Inc.	46,677	1,140,786
ITT Educational Services, Inc. *	6,520	400,132
Laureate Education, Inc. *	6,307	318,945
ServiceMaster Co.	25,117	299,144
Weight Watchers International, Inc. *	5,450	260,510

		4,757,702

Hotels, Restaurants & Leisure 2.0%
Applebee's International, Inc.	11,457	262,594
Boyd Gaming Corp.	5,965	288,587
Brinker International, Inc.	12,529	497,151
CBRL Group, Inc.	3,208	118,664
Cheesecake Factory, Inc. *	11,027	404,029
Choice Hotels International, Inc.	4,308	156,079
Darden Restaurants, Inc.	22,125	791,633
GTECH Holdings Corp.	17,666	540,580
Harrah's Entertainment, Inc.	16,100	1,096,249
Hilton Hotels Corp.	53,929	1,182,124
International Game Technology	48,550	1,424,942
International Speedway Corp., Class A	553	30,177
Las Vegas Sands Corp. *	3,351	139,770
Marriott International, Inc., Class A	24,837	1,604,719
MGM MIRAGE *	17,057	650,042
Outback Steakhouse, Inc.	8,307	334,606
Panera Bread Co., Class A *	3,812	259,216
Penn National Gaming, Inc. *	9,566	317,304
Scientific Games Corp., Class A *	8,494	240,635
Sonic Corp. *	8,524	252,225
Starbucks Corp. *	110,098	3,352,484
Starwood Hotels & Resorts Worldwide, Inc., Class B	18,771	1,135,645
Station Casinos, Inc.	7,863	545,220
Wendy's International, Inc.	8,376	425,333
Wynn Resorts, Ltd. *	6,744	376,518
Yum! Brands, Inc.	40,920	1,996,487

		18,423,013

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Household Durables 1.0%
Beazer Homes USA, Inc.	2,476	$173,246
Black & Decker Corp.	6,227	546,793
Centex Corp.	9,455	679,342
D.R. Horton, Inc.	27,964	991,044
Fortune Brands, Inc.	20,541	1,601,376
Harman International Industries, Inc.	9,512	927,420
Hovnanian Enterprises, Inc., Class A *	4,738	236,142
KB Home	9,496	662,536
Leggett & Platt, Inc.	7,391	173,541
Lennar Corp., Class A	10,904	628,943
M.D.C Holdings, Inc.	2,829	192,740
Mohawk Industries, Inc. *	1,707	150,182
Newell Rubbermaid, Inc.	6,959	160,544
NVR, Inc. *	761	522,997
Ryland Group, Inc.	5,276	377,445
Standard Pacific Corp.	1,216	45,831
Stanley Works	7,612	365,376
Tempur-Pedic International, Inc. *	6,072	68,917
Toll Brothers, Inc. *	14,974	515,105

		9,019,520

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	43,115	2,089,353
eBay, Inc. *	153,834	6,893,302
Expedia, Inc. *	13,941	345,597
IAC/InterActiveCorp *	13,941	384,911

		9,713,163

Leisure Equipment & Products 0.1%
Brunswick Corp.	10,225	401,740
Marvel Entertainment, Inc. *	9,436	153,524
Mattel, Inc.	6,511	108,408
Polaris Industries, Inc.	6,014	297,332
SCP Pool Corp.	7,415	288,666

		1,249,670

Media 3.0%
Cablevision Systems Corp., Class A *	28,226	667,827
CKX, Inc. *	3,073	39,826
Clear Channel Communications, Inc.	25,624	834,317
Comcast Corp., Class A *	136,121	3,593,594
Dex Media, Inc.	21,243	578,235
DIRECTV Group, Inc. *	90,525	1,194,025
Discovery Holding Co., Class A *	14,439	225,393
Dow Jones & Co., Inc.	7,454	254,256
DreamWorks Animation SKG, Inc. *	5,704	144,711
E.W. Scripps Co., Class A	11,512	533,581
EchoStar Communications Corp., Class A *	32,495	839,671
Getty Images, Inc. *	6,876	627,710
Harte-Hanks, Inc.	7,990	209,817
Interactive Data Corp.	2,491	55,151
Interpublic Group of Cos. *	52,019	484,817
John Wiley & Sons, Inc., Class A	6,559	271,084
Lamar Advertising Co., Class A *	9,869	457,428

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Liberty Global, Inc., Class A *	28,369	$632,912
Liberty Media Corp., Class A *	144,387	1,108,892
McGraw-Hill Companies, Inc.	52,903	2,806,504
Meredith Corp.	6,027	307,377
News Corp., Class A	132,308	1,959,482
Omnicom Group, Inc.	25,898	2,189,935
Pixar, Inc. *	7,574	419,903
R.H. Donnelley Corp. *	3,734	235,167
Regal Entertainment Group, Class A	6,193	125,284
Sirius Satellite Radio, Inc. *	186,960	1,336,764
Time Warner, Inc.	34,984	629,012
Univision Communications, Inc., Class A *	15,640	472,797
Viacom, Inc., Class B	36,190	1,208,746
Walt Disney Co.	69,189	1,724,882
Washington Post Co., Class B	678	499,686
Westwood One, Inc.	1,919	34,811
XM Satellite Radio Holdings, Inc., Class A *	29,912	875,225

		27,578,822

Multi-line Retail 1.4%
Dollar General Corp.	46,394	877,310
Dollar Tree Stores, Inc. *	10,565	242,572
Family Dollar Stores, Inc.	18,063	406,598
J.C. Penney Co., Inc.	10,968	575,491
Kohl's Corp. *	43,259	1,989,914
Nordstrom, Inc.	31,024	1,144,165
Saks, Inc. *	2,456	40,598
Sears Holdings Corp. *	6,584	757,292
Target Corp.	125,064	6,692,175

		12,726,115

Specialty Retail 4.6%
Abercrombie & Fitch Co., Class A	12,181	746,939
Advance Auto Parts, Inc. *	15,146	641,282
American Eagle Outfitters, Inc.	16,794	382,231
AnnTaylor Stores Corp. *	4,844	146,919
AutoZone, Inc. *	7,972	709,986
Barnes & Noble, Inc.	1,944	78,421
bebe stores, inc.	2,664	43,077
Bed Bath & Beyond, Inc. *	41,536	1,771,926
Best Buy Co., Inc.	57,147	2,756,771
CarMax, Inc. *	14,740	404,171
Chico's FAS, Inc. *	25,407	1,120,703
Circuit City Stores, Inc.	11,300	236,509
Claire's Stores, Inc.	11,477	327,439
Dick's Sporting Goods, Inc. *	4,905	172,215
Foot Locker, Inc.	11,527	251,519
Gap, Inc.	84,085	1,461,397
Home Depot, Inc.	304,863	12,737,176
Limited Brands, Inc.	48,805	1,085,911
Lowe's Companies, Inc.	109,369	7,380,220
Men's Wearhouse, Inc. *	6,819	199,797
Michaels Stores, Inc.	19,277	720,960
O'Reilly Automotive, Inc. *	14,119	429,782
PETsMART, Inc.	20,294	483,403
RadioShack Corp.	19,009	433,595

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Rent-A-Center, Inc. *	7,030	$137,436
Ross Stores, Inc.	20,864	573,760
Sherwin-Williams Co.	16,382	718,187
Staples, Inc.	104,030	2,403,093
Tiffany & Co.	8,141	331,339
TJX Companies, Inc.	67,887	1,521,348
Urban Outfitters, Inc. *	15,184	468,578
Williams-Sonoma, Inc. *	16,301	707,300

		41,583,390

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	53,260	1,833,742
Columbia Sportswear Co. *	460	21,381
NIKE, Inc., Class B	26,509	2,261,218
Polo Ralph Lauren Corp., Class A	1,880	100,768
Quiksilver, Inc. *	16,664	204,634
Reebok International, Ltd.	1,723	99,210
Timberland Co., Class A *	7,424	245,660

		4,766,613

CONSUMER STAPLES 11.9%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	67,760	2,963,822
Brown-Forman Corp., Class B	7,311	503,436
Coca-Cola Co.	183,247	7,822,814
Constellation Brands, Inc., Class A *	6,788	160,333
Pepsi Bottling Group, Inc.	4,862	143,429
PepsiCo, Inc.	236,492	14,000,326

		25,594,160

Food & Staples Retailing 3.5%
Costco Wholesale Corp.	25,634	1,281,187
CVS Corp.	114,401	3,091,115
SYSCO Corp.	89,403	2,889,505
Wal-Mart Stores, Inc.	355,698	17,272,695
Walgreen Co.	144,389	6,595,689
Whole Foods Market, Inc.	9,227	1,358,953

		32,489,144

Food Products 0.7%
Campbell Soup Co.	16,364	494,356
General Mills, Inc.	2,192	104,186
H.J. Heinz Co.	26,499	920,045
Kellogg Co.	23,950	1,055,477
McCormick & Co., Inc.	12,909	403,019
Sara Lee Corp.	41,695	753,012
The Hershey Co.	22,309	1,209,594
Wm. Wrigley Jr. Co.	24,731	1,696,299

		6,635,988

Household Products 3.6%
Church & Dwight Co., Inc.	8,966	297,850
Colgate-Palmolive Co.	53,863	2,936,611
Energizer Holdings, Inc. *	8,288	436,860
Kimberly-Clark Corp.	30,472	1,797,239
Procter & Gamble Co.	475,642	27,201,966

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Spectrum Brands, Inc. *	3,751	$67,518

		32,738,044

Personal Products 0.3%
Alberto-Culver Co.	2,915	126,744
Avon Products, Inc.	66,661	1,823,179
Estee Lauder Companies, Inc., Class A	19,231	634,815

		2,584,738

Tobacco 1.0%
Altria Group, Inc.	118,159	8,600,794
UST, Inc.	12,303	474,650

		9,075,444

ENERGY 3.4%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	47,847	2,744,026
BJ Services Co.	45,734	1,676,151
Cooper Cameron Corp. *	6,315	502,863
Diamond Offshore Drilling, Inc.	8,262	517,036
Dresser-Rand Group, Inc. *	3,234	71,698
ENSCO International, Inc.	15,322	725,650
FMC Technologies, Inc. *	9,769	401,408
Grant Prideco, Inc. *	17,579	674,858
Halliburton Co.	62,996	4,009,695
Helmerich & Payne, Inc.	4,749	275,537
National Oilwell Varco, Inc. *	14,142	857,288
Patterson-UTI Energy, Inc.	23,949	748,167
Pride International, Inc. *	11,943	355,782
Rowan Companies, Inc.	8,991	322,597
Smith International, Inc.	29,991	1,133,360
Tidewater, Inc.	3,125	141,250
Unit Corp. *	6,146	332,867

		15,490,233

Oil, Gas & Consumable Fuels 1.7%
Arch Coal, Inc.	3,151	242,753
Chesapeake Energy Corp.	18,357	531,435
Consol Energy, Inc.	9,001	582,545
Denbury Resources, Inc. *	16,032	362,964
EOG Resources, Inc.	33,788	2,424,289
Kinder Morgan, Inc.	12,546	1,136,668
Massey Energy Co.	10,840	411,378
Murphy Oil Corp.	23,285	1,151,676
Newfield Exploration Co. *	12,978	600,362
Noble Energy, Inc.	3,099	115,810
Peabody Energy Corp.	18,467	1,456,308
Pioneer Natural Resources Co.	1,098	55,921
Plains Exploration & Production Co. *	10,931	463,474
Quicksilver Resources, Inc. *	7,944	300,760
Range Resources Corp.	12,198	454,253
Southwestern Energy Co. *	23,542	802,076
Sunoco, Inc.	15,263	1,178,304
Tesoro Corp.	5,411	297,984
Western Gas Resources, Inc.	7,450	355,216
Williams Cos.	47,886	1,029,549

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

XTO Energy, Inc.	50,974	$2,074,132

		16,027,857

FINANCIALS 6.5%
Capital Markets 1.7%
Affiliated Managers Group, Inc. *	4,733	373,150
Ameriprise Financial, Inc.	30,897	1,299,219
AmeriTrade Holding Corp. *	12,860	300,410
Blackrock, Inc., Class A	2,794	301,305
Charles Schwab Corp.	148,530	2,265,082
Eaton Vance Corp.	18,809	516,871
Federated Investors, Inc., Class B	10,882	397,628
Franklin Resources, Inc.	22,814	2,118,964
Goldman Sachs Group, Inc.	7,792	1,004,856
Investors Financial Services Corp.	9,434	356,134
Legg Mason, Inc.	14,959	1,834,721
Mellon Financial Corp.	4,423	148,790
Morgan Stanley	15,163	849,583
Northern Trust Corp.	15,618	822,912
Nuveen Investments, Inc., Class A	7,317	303,363
SEI Investments Co.	8,964	366,179
State Street Corp.	13,649	787,411
T. Rowe Price Group, Inc.	18,389	1,323,089

		15,369,667

Commercial Banks 0.5%
Bank of Hawaii Corp.	865	44,643
Commerce Bancorp, Inc.	20,236	681,751
Cullen/Frost Bankers, Inc.	549	29,569
East West Bancorp, Inc.	7,439	281,492
Fifth Third Bancorp	4,686	188,705
Synovus Financial Corp.	43,936	1,236,798
TCF Financial Corp.	13,736	377,190
Wells Fargo & Co.	24,068	1,512,674
Westcorp, Inc.	1,362	91,581

		4,444,403

Consumer Finance 1.4%
American Express Co.	154,488	7,943,773
AmeriCredit Corp. *	8,255	204,724
Capital One Financial Corp.	11,935	991,321
First Marblehead Corp.	3,679	124,350
Nelnet, Inc., Class A *	2,450	93,223
SLM Corp.	59,250	3,113,587
Student Loan Corp.	565	119,277

		12,590,255

Diversified Financial Services 0.4%
CapitalSource, Inc. *	7,913	189,121
Chicago Mercantile Exchange Holdings, Inc.	4,838	1,713,378
Instinet Group, Inc.	4,645	23,550
Moody's Corp.	35,570	2,139,535

		4,065,584

Insurance 1.6%
AFLAC, Inc.	56,399	2,707,152

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Allmerica Financial Corp. *	528	$21,094
Ambac Financial Group, Inc.	3,380	259,212
American International Group, Inc.	96,247	6,462,023
Arthur J. Gallagher & Co.	10,820	329,469
Brown & Brown, Inc.	15,450	450,831
Erie Indemnity Co., Class A	1,193	63,229
HCC Insurance Holdings, Inc.	7,216	220,449
Markel Corp. *	609	193,205
MBIA, Inc.	1,186	73,271
Philadelphia Consolidated Holding Corp. *	2,023	196,049
Progressive Corp.	25,605	3,149,159
Prudential Financial, Inc.	4,974	384,988
TransAtlantic Holdings, Inc.	264	18,467
Unitrin, Inc.	3,297	156,278
W.R. Berkley Corp.	2,837	132,261

		14,817,137

Real Estate 0.6%
CB Richard Ellis Group, Inc., Class A *	7,070	392,385
CenterPoint Properties Trust REIT	688	31,435
Federal Realty Investment Trust REIT	2,855	179,808
Forest City Enterprises, Inc.	9,315	362,167
General Growth Properties, Inc. REIT	12,479	569,292
Global Signal, Inc. REIT	2,118	91,815
KKR Financial Corp., REIT	642	15,248
Macerich Co.	2,526	171,717
New Century Financial Corp. REIT	3,462	125,221
Prologis REIT	2,975	134,946
Public Storage, Inc. REIT	9,165	647,049
Simon Property Group, Inc. REIT	8,828	682,493
SL Green Realty Corp. REIT	531	39,214
The Mills Corp. REIT	7,922	339,854
The St. Joe Co.	10,730	712,472
United Dominion Realty Trust, Inc. REIT	8,103	181,426
Ventas, Inc. REIT	14,540	458,446

		5,134,988

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp.	6,806	236,917
Golden West Financial Corp.	14,910	966,019
Hudson City Bancorp, Inc.	84,403	1,005,240
IndyMac Bancorp, Inc.	4,641	177,657
People's Bank	8,347	259,759

		2,645,592

HEALTH CARE 19.1%
Biotechnology 3.6%
Affymetrix, Inc. *	8,912	438,827
Amgen, Inc. *	174,765	14,143,731
Biogen Idec, Inc. *	21,950	939,679
Celgene Corp. *	23,562	1,435,397
Cephalon, Inc. *	8,197	416,817
Charles River Laboratories International, Inc. *	4,734	215,681
Chiron Corp. *	14,304	633,667
Genentech, Inc. *	65,498	6,262,919

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Genzyme Corp. *	35,629	$2,648,660
Gilead Sciences, Inc. *	63,808	3,234,428
ImClone Systems, Inc. *	9,768	316,581
Invitrogen Corp. *	3,420	227,943
MedImmune, Inc. *	34,991	1,256,527
Millennium Pharmaceuticals, Inc. *	21,808	229,202
OSI Pharmaceuticals, Inc. *	7,827	189,805
Protein Design Labs, Inc. *	15,929	443,623
Techne Corp.	5,430	300,062

		33,333,549

Health Care Equipment & Supplies 4.2%
Advanced Medical Optics, Inc. *	9,180	389,324
Bausch & Lomb, Inc.	6,677	542,573
Baxter International, Inc.	87,663	3,409,214
Beckman Coulter, Inc.	8,733	486,341
Becton, Dickinson & Co.	35,662	2,076,598
Biomet, Inc.	35,570	1,267,003
Boston Scientific Corp. *	93,189	2,467,645
C.R. Bard, Inc.	14,845	962,995
Cooper Cos.	4,955	271,534
Cytyc Corp. *	16,096	442,801
Dade Behring Holdings, Inc.	12,504	511,289
DENTSPLY International, Inc.	11,351	631,456
Edwards Lifesciences Corp. *	8,408	336,236
Fisher Scientific International, Inc. *	8,923	575,355
Gen-Probe, Inc. *	7,138	329,562
Guidant Corp.	45,898	2,830,989
Hillenbrand Industries, Inc.	2,640	128,304
Hospira, Inc. *	10,783	476,069
IDEXX Laboratories, Inc. *	4,603	329,345
Inamed Corp. *	5,104	427,919
Kinetic Concepts, Inc. *	6,792	264,548
Medtronic, Inc.	170,817	9,492,301
Millipore Corp. *	7,054	450,468
PerkinElmer, Inc.	9,577	218,451
ResMed, Inc. *	9,860	402,288
Respironics, Inc. *	10,108	390,977
St. Jude Medical, Inc. *	51,167	2,444,248
Stryker Corp.	41,390	1,792,187
Thermo Electron Corp. *	8,309	256,333
Varian Medical Systems, Inc. *	18,661	948,352
Waters Corp. *	15,710	616,303
Zimmer Holdings, Inc. *	34,877	2,185,742

		38,354,750

Health Care Providers & Services 4.8%
Aetna, Inc.	32,815	3,035,059
AMERIGROUP Corp. *	7,225	134,819
Cardinal Health, Inc.	39,253	2,510,229
Caremark Rx, Inc. *	57,338	2,946,600
Cerner Corp. *	4,222	407,001
Community Health Systems, Inc. *	10,202	408,998
Covance, Inc. *	8,900	423,106
Coventry Health Care, Inc. *	22,746	1,354,979
DaVita, Inc. *	14,137	742,051

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Emdeon Corp. *	38,510	$294,602
Express Scripts, Inc. *	17,558	1,482,949
HCA, Inc.	62,305	3,176,932
Health Management Associates, Inc.	31,302	733,093
Health Net, Inc., Class A *	9,389	479,121
Henry Schein, Inc. *	12,251	522,505
Humana, Inc. *	17,211	788,780
IMS Health, Inc.	32,001	782,424
Laboratory Corporation of America Holdings *	19,011	986,481
LifePoint Hospitals, Inc. *	7,741	294,545
Lincare Holdings, Inc. *	12,980	557,231
Manor Care, Inc.	11,122	438,540
McKesson Corp.	16,734	841,720
Medco Health Solutions, Inc. *	30,570	1,640,081
Omnicare, Inc.	4,640	264,248
PacifiCare Health Systems, Inc., Class A *	7,272	625,683
Patterson Companies, Inc. *	19,406	678,046
Pharmaceutical Product Development, Inc.	6,824	397,771
Quest Diagnostics, Inc.	22,660	1,135,039
Renal Care Group, Inc. *	9,603	450,861
Sierra Health Services, Inc. *	2,906	227,307
Tenet Healthcare Corp. *	9,661	75,549
Triad Hospitals, Inc. *	4,476	190,946
UnitedHealth Group, Inc.	178,815	10,703,866
Universal Health Services, Inc., Class B	4,797	229,872
VCA Antech, Inc. *	11,621	324,923
WellChoice, Inc. *	3,845	297,795
WellPoint, Inc. *	44,903	3,449,898

		44,033,650

Pharmaceuticals 6.5%
Abbott Laboratories	191,622	7,226,066
Allergan, Inc.	18,420	1,842,000
American Pharmaceutical Partners, Inc. *	2,893	109,992
Barr Pharmaceuticals, Inc. *	14,583	836,335
Bristol-Myers Squibb Co.	111,777	2,413,265
Eli Lilly & Co.	129,295	6,529,397
Endo Pharmaceuticals Holdings, Inc. *	7,211	215,753
Forest Laboratories, Inc. *	49,624	1,938,810
IVAX Corp. *	28,453	852,452
Johnson & Johnson	419,944	25,931,542
Kos Pharmaceuticals, Inc. *	1,895	126,169
Merck & Co., Inc.	71,873	2,113,066
Mylan Laboratories, Inc.	8,768	183,163
Schering-Plough Corp.	208,321	4,024,762
Sepracor, Inc. *	14,796	813,484
Valeant Pharmaceuticals International	13,069	215,377
Wyeth	94,137	3,912,334

		59,283,967

INDUSTRIALS 14.0%
Aerospace & Defense 2.5%
Alliant Techsystems, Inc. *	3,737	283,564
Boeing Co.	116,699	7,957,705
Goodrich Corp.	17,024	655,764

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

L-3 Communications Holdings, Inc.	9,771	$727,940
Lockheed Martin Corp.	52,169	3,161,441
Precision Castparts Corp.	6,289	320,676
Raytheon Co.	14,178	544,719
Rockwell Collins, Inc.	25,161	1,149,858
United Technologies Corp.	144,566	7,783,433

		22,585,100

Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	24,186	978,324
Expeditors International of Washington, Inc.	15,061	1,069,481
FedEx Corp.	42,661	4,164,567
Ryder System, Inc.	3,316	140,698
United Parcel Service, Inc., Class B	86,681	6,752,450

		13,105,520

Airlines 0.2%
AMR Corp. *	22,793	384,974
JetBlue Airways Corp. *	13,234	244,035
Southwest Airlines Co.	54,638	901,527

		1,530,536

Building Products 0.3%
American Standard Companies, Inc.	26,435	1,006,645
Masco Corp.	48,755	1,451,436

		2,458,081

Commercial Services & Supplies 1.0%
ACCO Brands Corp. *	5,706	131,523
Allied Waste Industries, Inc. *	9,404	79,088
ARAMARK Corp., Class B	10,120	262,310
Avery Dennison Corp.	10,639	625,467
Brink's Co.	5,905	272,575
Cendant Corp.	14,554	258,625
ChoicePoint, Inc. *	12,740	550,750
Cintas Corp.	19,832	886,887
Copart, Inc. *	9,488	238,908
Corporate Executive Board Co.	5,842	505,391
Dun & Bradstreet Corp. *	9,618	625,170
Equifax, Inc.	13,695	524,519
Herman Miller, Inc.	9,936	303,942
HNI Corp.	7,773	391,759
Manpower, Inc.	3,397	157,791
Monster Worldwide, Inc. *	14,580	567,162
Pitney Bowes, Inc.	17,055	710,511
Robert Half International, Inc.	24,217	926,542
Steelcase, Inc.	4,096	60,580
Stericycle, Inc. *	6,241	382,698
Waste Management, Inc.	21,981	657,452
West Corp. *	2,891	114,686

		9,234,336

Construction & Engineering 0.1%
Fluor Corp.	12,228	906,095
Jacobs Engineering Group, Inc. *	6,489	421,590

		1,327,685

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Electrical Equipment 0.7%
American Power Conversion Corp.	23,539	$527,509
Ametek, Inc.	9,837	419,155
Emerson Electric Co.	49,315	3,728,707
Hubbell, Inc., Class B	548	26,583
Rockwell Automation, Inc.	25,981	1,466,108
Roper Industries, Inc.	10,336	407,238
Thomas & Betts Corp. *	3,813	152,673

		6,727,973

Industrial Conglomerates 5.4%
3M Co.	108,684	8,529,520
Carlisle Cos.	2,278	156,271
General Electric Co.	1,135,361	40,555,095
Textron, Inc.	3,923	309,525

		49,550,411

Machinery 2.1%
Caterpillar, Inc.	96,513	5,576,521
Cummins, Inc.	3,687	328,143
Danaher Corp.	33,318	1,849,149
Deere & Co.	3,551	246,262
Donaldson Co., Inc.	10,494	350,919
Dover Corp.	19,277	779,755
Eaton Corp.	5,980	381,046
Graco, Inc.	9,771	355,469
Harsco Corp.	5,152	342,350
IDEX Corp.	5,758	254,158
Illinois Tool Works, Inc.	33,172	2,928,092
ITT Industries, Inc.	11,939	1,298,486
Joy Global, Inc.	11,335	599,508
Navistar International Corp. *	8,762	248,578
Oshkosh Truck Corp.	10,271	461,476
Paccar, Inc.	21,409	1,538,451
Pall Corp.	1,511	41,945
Parker Hannifin Corp.	7,367	503,977
Pentair, Inc.	12,086	461,685
Timken Co.	5,625	174,263
Toro Co.	6,106	245,400

		18,965,633

Road & Rail 0.2%
CNF, Inc.	7,433	423,681
J.B. Hunt Transport Services, Inc.	16,580	371,226
Landstar System, Inc.	8,434	363,000
Norfolk Southern Corp.	8,393	371,306
Swift Transportation Co., Inc. *	2,783	54,491

		1,583,704

Trading Companies & Distributors 0.1%
Fastenal Co.	17,638	700,228
MSC Industrial Direct Co., Inc., Class A	6,569	256,782
W.W. Grainger, Inc.	2,003	140,671

		1,097,681

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

INFORMATION TECHNOLOGY 26.6%
Communications Equipment 4.6%
Andrew Corp. *	5,827	$63,689
Avaya, Inc. *	47,834	570,181
Cisco Systems, Inc. *	912,882	16,011,950
Comverse Technology, Inc. *	25,194	660,335
Corning, Inc. *	200,960	4,069,440
F5 Networks, Inc. *	5,307	280,369
Harris Corp.	15,808	704,721
JDS Uniphase Corp. *	113,005	290,423
Juniper Networks, Inc. *	55,952	1,258,360
Motorola, Inc.	277,402	6,682,614
QUALCOMM, Inc.	230,707	10,490,247
Scientific-Atlanta, Inc.	18,336	775,980

		41,858,309

Computers & Peripherals 5.1%
Apple Computer, Inc. *	116,361	7,891,603
Avid Technology, Inc. *	5,520	278,650
Dell, Inc. *	347,277	10,473,874
Diebold, Inc.	9,153	355,686
EMC Corp. *	339,335	4,726,936
International Business Machines Corp.	192,984	17,156,278
Lexmark International, Inc., Class A *	17,474	832,112
NCR Corp. *	6,542	222,101
Network Appliance, Inc. *	51,709	1,505,766
QLogic Corp. *	12,971	428,821
SanDisk Corp. *	19,392	990,155
Sun Microsystems, Inc. *	283,802	1,069,933
Western Digital Corp. *	30,067	448,600

		46,380,515

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	58,614	2,090,175
Amphenol Corp., Class A	12,457	520,329
Avnet, Inc. *	6,252	140,670
AVX Corp.	1,615	22,126
CDW Corp.	8,775	514,654
Dolby Laboratories, Inc., Class A *	3,879	66,137
FLIR Systems, Inc. *	8,620	213,086
Ingram Micro, Inc., Class A *	9,100	170,898
Jabil Circuit, Inc. *	23,086	764,608
Mettler-Toledo International, Inc. *	4,641	264,908
Molex, Inc.	9,930	266,025
National Instruments Corp.	7,778	200,750
Sanmina-SCI Corp. *	37,260	154,256
Solectron Corp. *	66,454	238,570
Symbol Technologies, Inc.	29,143	333,105
Tech Data Corp. *	2,532	99,533
Tektronix, Inc.	2,873	73,520
Trimble Navigation, Ltd. *	7,452	242,786
Vishay Intertechnology, Inc. *	6,877	88,232

		6,464,368

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Internet Software & Services 1.9%
Akamai Technologies, Inc. *	17,426	$347,823
Google, Inc., Class A *	23,281	9,428,572
VeriSign, Inc. *	37,355	830,402
Yahoo!, Inc. *	170,987	6,878,807

		17,485,604

IT Services 1.9%
Affiliated Computer Services, Inc., Class A *	10,898	607,890
Alliance Data Systems Corp. *	11,774	454,123
Automatic Data Processing, Inc.	82,384	3,872,048
BISYS Group, Inc. *	7,285	97,619
CACI International, Inc., Class A *	4,228	234,062
Ceridian Corp. *	10,171	244,104
Certegy, Inc.	8,007	321,961
CheckFree Corp. *	9,903	463,956
Cognizant Technology Solutions Corp., Class A *	19,122	929,138
DST Systems, Inc. *	10,431	620,332
Electronic Data Systems Corp.	16,854	388,485
First Data Corp.	109,965	4,758,186
Fiserv, Inc. *	27,015	1,229,453
Global Payments, Inc.	9,262	405,490
Hewitt Associates, Inc. *	3,062	78,602
Iron Mountain, Inc. *	15,464	637,890
Paychex, Inc.	46,874	1,987,926
SRA International, Inc., Class A *	4,131	126,532
Total Systems Services, Inc.	5,260	113,406

		17,571,203

Office Electronics 0.1%
Zebra Technologies Corp., Class A *	10,166	458,792

Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. *	29,283	766,629
Agere Systems, Inc. *	25,521	336,367
Altera Corp. *	52,478	958,248
Analog Devices, Inc.	52,254	1,981,472
Applied Materials, Inc.	235,541	4,265,647
Broadcom Corp., Class A *	39,077	1,818,644
Cree, Inc. *	10,627	285,122
Freescale Semiconductor, Inc., Class B *	7,036	181,529
Intel Corp.	871,792	23,259,411
International Rectifier Corp. *	7,836	277,865
Intersil Corp., Class A	10,341	265,247
KLA-Tencor Corp.	27,804	1,423,287
Lam Research Corp. *	19,574	734,808
Linear Technology Corp.	43,214	1,612,314
LSI Logic Corp. *	20,264	166,367
Maxim Integrated Products, Inc.	46,318	1,692,923
MEMC Electronic Materials, Inc. *	19,522	436,902
Microchip Technology, Inc.	29,444	982,252
Micron Technology, Inc. *	41,281	588,667
National Semiconductor Corp.	49,299	1,275,858
Novellus Systems, Inc. *	8,947	220,722
NVIDIA Corp. *	23,998	868,008
Teradyne, Inc. *	19,218	281,159

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Texas Instruments, Inc.	234,742	$7,624,420
Xilinx, Inc.	49,219	1,301,350

		53,605,218

Software 6.5%
Activision, Inc. *	33,704	448,600
Adobe Systems, Inc.	69,059	2,252,014
Autodesk, Inc.	32,200	1,343,384
BEA Systems, Inc. *	3,472	30,449
BMC Software, Inc. *	13,641	279,504
Cadence Design Systems, Inc. *	17,989	308,331
Citrix Systems, Inc. *	23,905	648,782
Computer Associates International, Inc.	47,460	1,353,085
Compuware Corp. *	24,506	226,190
Electronic Arts, Inc. *	43,489	2,451,040
Fair Isaac Corp.	7,193	329,583
Hyperion Solutions Corp. *	5,704	302,027
Intuit, Inc. *	23,279	1,247,056
Macromedia, Inc. *	10,648	477,669
McAfee, Inc. *	22,983	639,157
Mercury Interactive Corp. *	12,231	340,022
Microsoft Corp.	1,307,664	36,235,369
NAVTEQ Corp. *	12,663	531,846
Oracle Corp. *	534,409	6,717,521
Red Hat, Inc. *	24,961	588,331
Reynolds & Reynolds Co., Class A	932	25,388
Salesforce.com, Inc. *	9,656	307,544
Siebel Systems, Inc.	8,683	91,172
Symantec Corp. *	112,273	1,983,864
Synopsys, Inc. *	3,402	66,407
Take-Two Interactive Software, Inc. *	8,531	155,691

		59,380,026

MATERIALS 2.0%
Chemicals 1.4%
Air Products & Chemicals, Inc.	3,335	197,332
Airgas, Inc.	485	15,084
Cabot Corp.	622	21,801
Chemtura Corp.	12,022	144,865
Dow Chemical Co.	128,152	5,798,878
E.I. DuPont de Nemours & Co.	23,491	1,004,240
Ecolab, Inc.	25,860	860,362
International Flavors & Fragrances, Inc.	13,302	432,847
Monsanto Co.	29,731	2,178,390
Nalco Holding Co. *	11,744	197,534
Praxair, Inc.	39,974	2,078,648
Rohm & Haas Co.	1,656	72,533
Scotts Miracle-Gro Co., Class A	970	45,513
Sigma-Aldrich Corp.	904	59,700

		13,107,727

Construction Materials 0.2%
Florida Rock Industries, Inc.	6,612	329,741
Martin Marietta Materials, Inc.	5,470	410,852

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

Vulcan Materials Co.	9,562	$637,785

		1,378,378

Containers & Packaging 0.1%
Ball Corp.	2,194	90,437
Crown Holdings, Inc. *	23,461	434,967
Pactiv Corp. *	2,297	46,491
Sealed Air Corp. *	4,126	213,355

		785,250

Metals & Mining 0.3%
Allegheny Technologies, Inc.	13,631	449,550
Freeport-McMoRan Copper & Gold, Inc., Class B	25,375	1,322,291
Phelps Dodge Corp.	7,320	993,105
Southern Copper Corp.	3,659	232,749

		2,997,695

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.1%
Alltel Corp.	6,220	415,683
PanAmSat Holding Corp.	2,952	71,586

		487,269

Wireless Telecommunication Services 0.6%
Alamosa Holdings, Inc. *	18,788	347,202
American Tower Corp., Class A *	52,787	1,440,557
Crown Castle International Corp. *	20,049	549,343
Nextel Partners, Inc., Class A *	21,538	570,757
NII Holdings, Inc., Class B *	17,558	762,895
Sprint Nextel Corp.	68,430	1,713,487
Telephone & Data Systems, Inc.	1,826	66,740
U.S. Cellular Corp. *	713	36,221

		5,487,202

UTILITIES 0.6%
Gas Utilities 0.1%
Equitable Resources, Inc.	15,502	579,620
Questar Corp.	2,863	213,465

		793,085

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	92,246	1,454,719
TXU Corp.	33,849	3,473,923

		4,928,642

Water Utilities 0.0%
Aqua America, Inc.	1,420	52,526

Total Common Stocks (cost $720,788,813)		909,269,117

EXCHANGE TRADED FUND 0.5%
iShares Russell 1000 Growth Index Fund (cost $3,887,405)	82,620	4,249,147

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2005 (unaudited)

	Principal
SHORT-TERM INVESTMENTS 0.0%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
3.61%, 01/12/2006 ƒ +	$ 30,000	$ 29,874
3.75%, 01/19/2006 ƒ +	10,000	9,949
3.84%, 02/23/2006 ƒ +	25,000	24,776

		64,599

	Shares	Value
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø	47,319	47,319

Total Short-Term Investments (cost $111,918)		111,918

Total Investments (cost $724,788,136) 99.9%		913,630,182
Other Assets and Liabilities 0.1%		1,063,992

Net Assets 100.0%		$ 914,694,174

*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of November 30, 2005:
Information Technology	26.6%
Health Care	19.2%
Consumer Discretionary	14.6%
Industrials	14.0%
Consumer Staples	11.9%
Financials	6.5%
Energy	3.4%
Materials	2.0%
Telecommunication Services	0.7%
Utilities	0.6%
Other	0.5%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund

November 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 8.9%
Auto Components 0.3%
Autoliv, Inc.	10,501		$459,524
BorgWarner, Inc.	5,415		324,900
Dana Corp.	20,663		144,021
Goodyear Tire & Rubber Co. *	10,974		187,985
Johnson Controls, Inc.	21,444		1,489,286
Lear Corp.	9,226		256,852
TRW Automotive Holdings Corp. *	5,908		148,881

			3,011,449

Automobiles 0.4%
Ford Motor Co.	243,217		1,977,354
General Motors Corp.	63,534		1,391,395

			3,368,749

Distributors 0.1%
Genuine Parts Co.	23,991		1,063,041

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	652		32,972
Service Corporation International	42,628		349,976
ServiceMaster Co.	15,571		185,450

			568,398

Hotels, Restaurants & Leisure 0.9%
CBRL Group, Inc.	3,411		126,173
Harrah's Entertainment, Inc.	9,327		635,076
International Speedway Corp., Class A	4,274		233,232
McDonald's Corp.	174,305		5,900,224
Outback Steakhouse, Inc.	590		23,765
Starwood Hotels & Resorts Worldwide, Inc., Class B	11,442		692,241
Wendy's International, Inc.	7,650		388,467

			7,999,178

Household Durables 0.8%
American Greetings Corp., Class A	8,848		231,818
Beazer Homes USA, Inc.	3,303		231,111
Black & Decker Corp.	4,941		433,869
Centex Corp.	8,197		588,954
D.R. Horton, Inc.	10,174		360,567
KB Home	1,894		132,144
Leggett & Platt, Inc.	18,881		443,326
Lennar Corp., Class A	7,816		450,827
M.D.C Holdings, Inc.	1,639		111,665
Meritage Homes Corp. *	3,097		205,858
Mohawk Industries, Inc. *	5,502		484,066
Newell Rubbermaid, Inc.	31,083		717,085
Pulte Homes, Inc.	29,511		1,228,543
Ryland Group, Inc.	1,341		95,935
Snap-On, Inc.	7,948		297,017

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Standard Pacific Corp.	8,141	$306,834
Stanley Works	3,974	190,752
Whirlpool Corp.	8,390	686,721

		7,197,092

Internet & Catalog Retail 0.1%
Expedia, Inc. *	11,288	279,829
IAC/InterActiveCorp *	11,288	311,662

		591,491

Leisure Equipment & Products 0.3%
Brunswick Corp.	3,390	133,193
Eastman Kodak Co.	39,483	946,407
Hasbro, Inc.	21,554	440,133
Mattel, Inc.	50,268	836,962

		2,356,695

Media 4.6%
Belo Corp.	13,189	287,520
Clear Channel Communications, Inc.	50,431	1,642,033
Comcast Corp., Class A *	147,091	3,883,202
DIRECTV Group, Inc. *	8,400	110,796
Discovery Holding Co., Class A *	24,460	381,821
Gannett Co., Inc.	34,157	2,104,754
Hearst-Argyle Television, Inc.	4,059	97,578
Interactive Data Corp.	2,639	58,427
Interpublic Group of Cos. *	7,502	69,919
Knight Ridder, Inc.	10,231	617,952
Lamar Advertising Co., Class A *	1,940	89,919
Lee Enterprises, Inc.	6,239	239,702
Liberty Global, Inc., Class A *	37,070	827,032
Liberty Media Corp., Class A	244,603	1,878,551
McClatchy Co., Class A	2,802	172,631
New York Times Co., Class A	19,895	547,113
News Corp., Class A	191,653	2,838,381
NTL, Inc. *	10,251	596,916
Time Warner, Inc.	596,785	10,730,194
Tribune Co.	32,744	1,046,826
Univision Communications, Inc., Class A *	15,108	456,715
Viacom, Inc., Class B	160,542	5,362,103
Walt Disney Co.	213,350	5,318,816
Warner Music Group Corp. *	4,491	81,063
Washington Post Co., Class B	101	74,437
Westwood One, Inc.	8,628	156,512

		39,670,913

Multi-line Retail 0.6%
Dillard's, Inc., Class A	9,260	194,182
Dollar Tree Stores, Inc. *	4,709	108,119
Family Dollar Stores, Inc.	5,343	120,271
Federated Department Stores, Inc.	35,649	2,296,865
J.C. Penney Co., Inc.	20,639	1,082,928
Saks, Inc. *	14,691	242,842
Sears Holdings Corp. *	7,201	828,259

		4,873,466

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Specialty Retail 0.4%
AnnTaylor Stores Corp. *		5,319	$161,325
AutoNation, Inc. *		24,456	506,728
Barnes & Noble, Inc.		5,171	208,598
Borders Group, Inc.		10,038	204,675
Circuit City Stores, Inc.		14,888	311,606
Claire's Stores, Inc.		985	28,102
Foot Locker, Inc.		10,278	224,266
Office Depot, Inc. *		43,435	1,289,151
OfficeMax, Inc.		9,723	283,717
Rent-A-Center, Inc. *		3,433	67,115
Tiffany & Co.		11,942	486,040

			3,771,323

Textiles, Apparel & Luxury Goods	0.3%
Columbia Sportswear Co. *		1,609	74,786
Jones Apparel Group, Inc.		16,588	477,071
Liz Claiborne, Inc.		15,034	524,386
Polo Ralph Lauren Corp., Class A		5,766	309,058
Reebok International, Ltd.		4,980	286,748
VF Corp.		11,996	679,574

			2,351,623

CONSUMER STAPLES 5.5%
Beverages 1.0%
Anheuser-Busch Companies, Inc.		40,785	1,783,936
Brown-Forman Corp., Class B		586	40,352
Coca-Cola Co.		107,980	4,609,666
Coca-Cola Enterprises, Inc.		41,470	797,054
Constellation Brands, Inc., Class A *		19,726	465,928
Molson Coors Brewing Co., Class B		6,448	429,372
Pepsi Bottling Group, Inc.		14,434	425,803
PepsiAmericas, Inc.		9,359	213,947

			8,766,058

Food & Staples Retailing 0.9%
Albertsons, Inc.		50,648	1,190,228
BJ's Wholesale Club, Inc. *		9,501	251,682
Costco Wholesale Corp.		40,727	2,035,535
Kroger Co. *		100,222	1,950,320
Rite Aid Corp. *		71,641	264,355
Safeway, Inc.		61,637	1,433,060
SUPERVALU, Inc.		18,715	612,355

			7,737,535

Food Products 1.5%
Archer-Daniels-Midland Co.		90,281	2,127,923
Campbell Soup Co.		15,808	477,560
ConAgra Foods, Inc.		71,222	1,531,273
Dean Foods Co. *		20,696	790,380
Del Monte Foods Co. *		27,406	270,771
General Mills, Inc.		38,132	1,812,414
H.J. Heinz Co.		22,337	775,541
Hormel Foods Corp.		10,185	334,068
J.M. Smucker Co.		7,069	320,579

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Kellogg Co.		11,127	$490,367
Kraft Foods, Inc., Class A		34,434	996,520
McCormick & Co., Inc.		6,025	188,101
Pilgrim's Pride Corp.		2,068	66,176
Sara Lee Corp.		67,669	1,222,102
Smithfield Foods, Inc. *		11,893	347,632
The Hershey Co.		1,761	95,481
TreeHouse Foods, Inc. *		4,139	81,621
Tyson Foods, Inc., Class A		33,261	559,783

			12,488,292

Household Products 0.5%
Clorox Co.		21,199	1,150,682
Colgate-Palmolive Co.		19,498	1,063,031
Energizer Holdings, Inc. *		1,759	92,717
Kimberly-Clark Corp.		36,120	2,130,357
Spectrum Brands, Inc. *		1,427	25,686

			4,462,473

Personal Products 0.0%
Alberto-Culver Co.		7,410	322,187

Tobacco 1.6%
Altria Group, Inc.		169,741	12,355,447
Carolina Group		9,351	376,378
Reynolds American, Inc.		11,755	1,046,430
UST, Inc.		10,753	414,851

			14,193,106

ENERGY 13.5%
Energy Equipment & Services	0.2%
Cooper Cameron Corp. *		1,405	111,880
Dresser-Rand Group, Inc. *		564	12,504
ENSCO International, Inc.		5,947	281,650
Helmerich & Payne, Inc.		2,414	140,060
National Oilwell Varco, Inc. *		9,890	599,532
Pride International, Inc. *		10,108	301,117
Rowan Companies, Inc.		6,135	220,124
Tidewater, Inc.		5,295	239,334
Unit Corp. *		322	17,440

			1,923,641

Oil, Gas & Consumable Fuels	13.3%
Amerada Hess Corp.		10,741	1,315,987
Anadarko Petroleum Corp.		32,415	2,937,123
Apache Corp.		45,133	2,946,282
Arch Coal, Inc.		5,649	435,199
Burlington Resources, Inc.		53,012	3,830,117
Chesapeake Energy Corp.		28,675	830,141
Chevron Corp.		311,648	17,860,547
ConocoPhillips		191,471	11,585,910
Consol Energy, Inc.		3,792	245,418
Devon Energy Corp.		65,149	3,921,970
El Paso Corp.		88,640	974,154
Exxon Mobil Corp.		875,423	50,800,797
Forest Oil Corp. *		7,264	325,500

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Kerr-McGee Corp.	15,829	$1,368,417
Kinder Morgan, Inc.	711	64,417
Marathon Oil Corp.	49,954	2,961,773
Newfield Exploration Co. *	4,745	219,504
Noble Energy, Inc.	20,935	782,341
Occidental Petroleum Corp.	54,768	4,343,102
Overseas Shipholding Group, Inc.	4,079	207,866
Pioneer Natural Resources Co.	18,732	954,021
Pogo Producing Co.	8,388	411,012
Sunoco, Inc.	4,071	314,281
Tesoro Corp.	4,090	225,236
Valero Energy Corp.	40,766	3,921,689
Vintage Petroleum, Inc.	7,412	388,240
Western Gas Resources, Inc.	554	26,415
Williams Cos.	31,871	685,226

		114,882,685

FINANCIALS 36.7%
Capital Markets 4.7%
A.G. Edwards, Inc.	10,591	466,745
Allied Capital Corp.	18,375	555,844
American Capital Strategies, Ltd.	13,924	534,125
AmeriTrade Holding Corp. *	20,519	479,324
Bank of New York Co.	106,796	3,460,190
Bear Stearns Cos.	15,632	1,734,996
E*TRADE Financial Corp. *	50,675	989,176
Federated Investors, Inc., Class B	909	33,215
Goldman Sachs Group, Inc.	46,224	5,961,047
Janus Capital Group, Inc.	31,199	598,085
Jefferies Group, Inc.	7,051	310,314
Lehman Brothers Holdings, Inc.	38,038	4,792,788
Mellon Financial Corp.	53,893	1,812,960
Merrill Lynch & Co., Inc.	129,624	8,609,626
Morgan Stanley	135,903	7,614,645
Northern Trust Corp.	11,852	624,482
Raymond James Financial, Inc.	8,686	314,781
State Street Corp.	32,226	1,859,118

		40,751,461

Commercial Banks 10.9%
AmSouth Bancorp, Inc.	48,540	1,290,679
Associated Banc-Corp.	18,794	616,067
Bank of America Corp.	553,051	25,379,510
Bank of Hawaii Corp.	6,357	328,085
BB&T Corp.	75,135	3,196,994
BOK Financial Corp.	3,126	148,704
City National Corp.	5,686	415,249
Colonial Bancgroup, Inc.	21,362	532,127
Comerica, Inc.	23,214	1,338,751
Commerce Bancorp, Inc.	2,586	87,122
Commerce Bancshares, Inc.	8,664	448,339
Compass Bancshares, Inc.	17,043	825,904
Cullen/Frost Bankers, Inc.	6,596	355,261
Fifth Third Bancorp	60,621	2,441,208
First Horizon National Corp.	17,071	664,403

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

FirstMerit Corp.		11,499	$306,563
Fulton Financial Corp.		21,839	379,562
Huntington Bancshares, Inc.		31,945	765,402
International Bancshares Corp.		6,312	189,360
KeyCorp		56,063	1,859,049
M&T Bank Corp.		10,505	1,136,851
Marshall & Ilsley Corp.		31,486	1,353,268
Mercantile Bankshares Corp.		10,932	649,470
National City Corp.		77,930	2,642,606
North Fork Bancorp, Inc.		65,680	1,773,360
PNC Financial Services Group, Inc.		38,990	2,486,392
Popular, Inc.		36,723	814,516
Regions Financial Corp.		63,797	2,149,321
Sky Financial Group, Inc.		13,182	391,242
South Financial Group, Inc.		9,888	293,377
SunTrust Banks, Inc.		49,710	3,615,905
TCF Financial Corp.		5,227	143,533
TD Banknorth, Inc.		10,604	314,727
U.S. Bancorp		252,042	7,631,832
UnionBanCal Corp.		7,781	538,445
Valley National Bancorp		14,920	367,480
Wachovia Corp. °		216,792	11,576,693
Wells Fargo & Co.		208,608	13,111,013
Westcorp, Inc.		1,981	133,203
Whitney Holding Corp.		8,651	253,474
Wilmington Trust Corp.		9,287	376,031
Zions Bancorp		12,334	932,821

			94,253,899

Consumer Finance 0.9%
AmeriCredit Corp. *		11,146	276,421
Capital One Financial Corp.		29,468	2,447,644
MBNA Corp.		174,330	4,666,814
WFS Financial, Inc. *		903	70,091

			7,460,970

Diversified Financial Services	6.6%
CapitalSource, Inc. *		2,665	63,693
CIT Group, Inc.		28,946	1,432,827
Citigroup, Inc.		715,409	34,733,107
Instinet Group, Inc.		13,284	67,350
JPMorgan Chase & Co.		483,896	18,509,022
Leucadia National Corp.		11,160	528,761
Principal Financial Group, Inc.		40,400	2,047,068

			57,381,828

Insurance 7.2%
AFLAC, Inc.		14,075	675,600
Alleghany Corp. *		673	197,990
Allmerica Financial Corp.		6,833	272,978
Allstate Corp.		91,898	5,155,478
Ambac Financial Group, Inc.		11,601	889,681
American Financial Group, Inc.		6,474	240,509
American International Group, Inc.		221,839	14,894,271
American National Insurance Co.		1,096	128,385
AmerUs Group Co.		5,387	316,379

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

AON Corp.	43,706	$1,591,336
Arthur J. Gallagher & Co.	2,281	69,456
Assurant, Inc.	16,087	709,758
Chubb Corp.	26,864	2,601,510
Cincinnati Financial Corp.	24,126	1,074,331
CNA Financial Corp. *	3,168	107,870
Commerce Group, Inc.	3,612	209,713
Conseco, Inc. *	20,774	465,753
Erie Indemnity Co., Class A	4,736	251,008
Fidelity National Financial, Inc.	22,238	841,041
Fidelity National Title Group, Inc., Class A *	3,891	88,715
First American Corp.	11,324	532,794
Genworth Financial, Inc., Class A	31,235	1,076,046
Hartford Financial Services Group, Inc.	40,792	3,563,997
HCC Insurance Holdings, Inc.	7,372	225,215
Jefferson-Pilot Corp.	18,694	1,038,452
Lincoln National Corp.	23,888	1,241,698
Loews Corp.	20,475	1,977,476
Markel Corp. *	761	241,427
Marsh & McLennan Cos.	73,283	2,263,712
MBIA, Inc.	17,467	1,079,111
Mercury General Corp.	3,608	213,954
MetLife, Inc.	57,281	2,946,535
Nationwide Financial Services, Inc., Class A	7,847	330,751
Old Republic International Corp.	25,125	668,576
Philadelphia Consolidated Holding Corp. *	395	38,279
Progressive Corp.	2,406	295,914
Protective Life Corp.	9,574	422,979
Prudential Financial, Inc.	66,382	5,137,967
Reinsurance Group of America, Inc.	4,056	191,768
SAFECO Corp.	17,531	986,119
St. Paul Travelers Companies, Inc.	92,658	4,311,377
StanCorp Financial Group, Inc.	3,849	396,601
Torchmark Corp.	14,320	774,998
TransAtlantic Holdings, Inc.	3,418	239,089
Unitrin, Inc.	3,423	162,250
UnumProvident Corp.	40,954	900,988
W.R. Berkley Corp.	12,092	563,729
Wesco Financial Corp.	195	70,005

		62,673,569

Real Estate 3.2%
AMB Property Corp. REIT	11,560	540,546
American Financial Realty Trust REIT	17,427	217,838
Annaly Mortgage Management, Inc. REIT	16,678	195,967
Apartment Investment & Management Co., Class A REIT	13,104	507,518
Archstone-Smith Trust REIT	27,345	1,143,294
Arden Realty Group, Inc. REIT	9,182	417,597
AvalonBay Communities, Inc. REIT	10,028	917,061
Boston Properties, Inc. REIT	15,231	1,145,524
BRE Properties, Inc. REIT	6,990	325,454
Camden Property Trust REIT	6,408	378,072
CarrAmerica Realty Corp.	7,592	267,998
CBL & Associates Properties, Inc. REIT	6,099	245,485
CenterPoint Properties Trust REIT	6,102	278,800

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Crescent Real Estate Equities Co. REIT	10,671	$221,637
Developers Diversified Realty Corp. REIT	14,931	676,374
Duke Realty Corp. REIT	19,729	670,786
Equity Office Properties Trust REIT	56,047	1,747,546
Equity Residential REIT	39,416	1,606,596
Essex Property Trust, Inc.	3,171	290,781
Federal Realty Investment Trust REIT	4,441	279,694
Friedman, Billings, Ramsey Group, Inc., Class A REIT	19,422	206,650
General Growth Properties, Inc. REIT	12,250	558,845
Health Care Property Investors, Inc. REIT	18,472	485,259
Health Care REIT, Inc. REIT	7,355	253,012
Healthcare Realty Trust, Inc.	6,560	229,731
Hospitality Properties Trust REIT	9,861	406,175
Host Marriott Corp. REIT	48,471	867,631
HRPT Properties Trust REIT	28,855	315,674
iStar Financial, Inc. REIT	15,470	574,865
Kimco Realty Corp. REIT	27,309	858,868
KKR Financial Corp. REIT	4,415	104,856
Liberty Property Trust REIT	11,970	508,246
Macerich Co.	5,740	390,205
Mack-Cali Realty Corp. REIT	8,466	373,943
New Century Financial Corp. REIT	3,344	120,953
New Plan Excel Realty Trust, Inc. REIT	14,190	338,857
Pan Pacific Retail Properties, Inc. REIT	5,587	376,005
Plum Creek Timber Co., Inc. REIT	25,297	985,571
Prologis REIT	30,406	1,379,216
Public Storage, Inc. REIT	2,444	172,546
Rayonier, Inc. REIT	10,366	411,945
Realty Income Corp. REIT	11,510	260,586
Reckson Associates Realty Corp. REIT	11,226	412,331
Regency Centers Corp. REIT	8,681	503,932
Shurgard Storage Centers, Inc., Class A REIT	6,416	375,464
Simon Property Group, Inc. REIT	15,086	1,166,299
SL Green Realty Corp. REIT	5,231	386,309
Thornburg Mortgage, Inc. REIT	13,837	366,819
Trizec Properties, Inc. REIT	12,679	285,024
United Dominion Realty Trust, Inc. REIT	10,941	244,969
Vornado Realty Trust REIT	16,503	1,408,531
Weingarten Realty Investors REIT	10,961	413,997

		27,817,882

Thrifts & Mortgage Finance 3.2%
Astoria Financial Corp.	13,467	380,847
Capitol Federal Financial	3,018	103,034
Countrywide Financial Corp.	74,193	2,582,658
Downey Financial Corp.	2,842	183,877
Fannie Mae	133,107	6,395,791
Freddie Mac	94,679	5,912,704
Golden West Financial Corp.	20,382	1,320,550
Independence Community Bank Corp.	11,542	457,525
IndyMac Bancorp, Inc.	4,072	155,876
MGIC Investment Corp.	12,978	844,868
New York Community Bancorp, Inc.	36,519	608,041
PMI Group, Inc.	12,860	522,116
Radian Group, Inc.	11,850	670,236

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Sovereign Bancorp, Inc.		50,151	$1,096,301
Washington Federal, Inc.		11,927	289,468
Washington Mutual, Inc.		136,019	5,602,623
Webster Financial Corp.		7,395	353,925

			27,480,440

HEALTH CARE 6.5%
Biotechnology 0.3%
Applera Corp. - Applied Biosystems Group		27,138	748,466
Biogen Idec, Inc. *		26,019	1,113,873
Charles River Laboratories International, Inc. *		5,261	239,691
Chiron Corp. *		921	40,800
Invitrogen Corp. *		3,412	227,410
Millennium Pharmaceuticals, Inc. *		21,066	221,404

			2,591,644

Health Care Equipment & Supplies	0.2%
Bausch & Lomb, Inc.		861	69,965
Cooper Cos.		1,214	66,527
Fisher Scientific International, Inc. *		7,830	504,878
Hillenbrand Industries, Inc.		5,035	244,701
Hospira, Inc. *		11,239	496,202
PerkinElmer, Inc.		8,505	193,999
Thermo Electron Corp. *		14,076	434,245

			2,010,517

Health Care Providers & Services	1.5%
Aetna, Inc.		7,988	738,810
AmerisourceBergen Corp.		14,331	1,151,496
Cardinal Health, Inc.		20,672	1,321,974
Caremark Rx, Inc. *		6,550	336,605
CIGNA Corp.		18,000	2,025,360
Community Health Systems, Inc. *		2,330	93,410
Emdeon Corp. *		9,670	73,976
Health Management Associates, Inc.		3,424	80,190
Health Net, Inc., Class A *		6,327	322,867
Humana, Inc. *		5,497	251,928
McKesson Corp.		24,958	1,255,387
Medco Health Solutions, Inc. *		11,692	627,276
Omnicare, Inc.		9,917	564,773
PacifiCare Health Systems, Inc., Class A *		4,901	421,682
Sierra Health Services, Inc. *		588	45,993
Tenet Healthcare Corp. *		55,030	430,335
Triad Hospitals, Inc. *		7,390	315,257
Universal Health Services, Inc., Class B		1,983	95,025
WellChoice, Inc. *		661	51,194
WellPoint, Inc. *		40,523	3,113,382

			13,316,920

Pharmaceuticals 4.5%
Abbott Laboratories		26,656	1,005,198
Bristol-Myers Squibb Co.		159,907	3,452,392
Eli Lilly & Co.		9,041	456,571
King Pharmaceuticals, Inc. *		33,243	522,912
Merck & Co., Inc.		232,989	6,849,877
Mylan Laboratories, Inc.		21,525	449,657

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Pfizer, Inc.		1,022,517	$21,677,360
Watson Pharmaceuticals, Inc. *		14,334	478,182
Wyeth		92,403	3,840,269

			38,732,418

INDUSTRIALS 6.5%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. *		1,436	108,964
General Dynamics Corp.		27,556	3,149,651
Honeywell International, Inc.		117,310	4,286,507
L-3 Communications Holdings, Inc.		6,805	506,972
Northrop Grumman Corp.		49,381	2,832,988
Precision Castparts Corp.		12,048	614,328
Raytheon Co.		48,384	1,858,913

			13,358,323

Air Freight & Logistics 0.0%
Ryder System, Inc.		5,618	238,372

Airlines 0.1%
Southwest Airlines Co.		54,716	902,814

Building Products 0.1%
Masco Corp.		12,167	362,212
USG Corp. *		5,066	310,039

			672,251

Commercial Services & Supplies	0.9%
Adesa, Inc.		12,284	292,728
Allied Waste Industries, Inc. *		19,913	167,468
Avery Dennison Corp.		4,831	284,014
Brink's Co.		2,052	94,720
Cendant Corp.		130,440	2,317,919
Deluxe Corp.		6,950	225,388
Equifax, Inc.		4,517	173,001
Manpower, Inc.		9,080	421,766
Pitney Bowes, Inc.		15,026	625,983
R.R. Donnelley & Sons Co.		29,333	1,003,189
Republic Services, Inc., Class A		18,873	676,597
Steelcase, Inc.		4,835	71,510
Waste Management, Inc.		56,714	1,696,316

			8,050,599

Construction & Engineering 0.0%
Jacobs Engineering Group, Inc. *		1,570	102,003

Electrical Equipment 0.2%
Emerson Electric Co.		9,283	701,888
Hubbell, Inc., Class B		7,937	385,024
Roper Industries, Inc.		1,652	65,089
Thomas & Betts Corp. *		4,538	181,701

			1,333,702

Industrial Conglomerates 1.6%
Carlisle Cos.		2,064	141,590
General Electric Co.		352,966	12,607,946
Teleflex, Inc.		5,035	333,166

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Textron, Inc.		12,437	$981,279

			14,063,981

Machinery 0.8%
Cummins, Inc.		2,787	248,043
Deere & Co.		30,442	2,111,153
Dover Corp.		9,246	374,001
Eaton Corp.		14,901	949,492
Harsco Corp.		704	46,781
IDEX Corp.		1,419	62,635
Illinois Tool Works, Inc.		2,282	201,432
ITT Industries, Inc.		1,066	115,938
Paccar, Inc.		3,060	219,891
Pall Corp.		15,643	434,250
Parker Hannifin Corp.		9,355	639,975
Pentair, Inc.		2,208	84,346
SPX Corp.		10,334	486,525
Terex Corp. *		6,794	418,646
Timken Co.		5,433	168,314

			6,561,422

Marine 0.0%
Alexander & Baldwin, Inc.		6,019	301,070

Road & Rail 1.2%
Burlington Northern Santa Fe Corp.		51,783	3,426,999
CSX Corp.		29,782	1,448,596
Laidlaw International, Inc.		13,781	297,945
Norfolk Southern Corp.		47,424	2,098,038
Swift Transportation Co., Inc. *		3,208	62,813
Union Pacific Corp.		36,166	2,768,146
Yellow Roadway Corp. *		7,959	374,948

			10,477,485

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.		8,650	607,490

INFORMATION TECHNOLOGY	4.6%
Communications Equipment	0.7%
ADC Telecommunications, Inc. *		15,928	325,409
Andrew Corp. *		16,666	182,159
Avaya, Inc. *		19,025	226,778
Comverse Technology, Inc. *		2,909	76,245
Harris Corp.		2,976	132,670
JDS Uniphase Corp. *		109,163	280,549
Juniper Networks, Inc. *		20,460	460,145
Lucent Technologies, Inc. *		609,240	1,699,780
Motorola, Inc.		67,109	1,616,656
Scientific-Atlanta, Inc.		3,102	131,277
Tellabs, Inc. *		61,648	632,508

			5,764,176

Computers & Peripherals 1.9%
Avid Technology, Inc. *		307	15,497
Diebold, Inc.		903	35,091
Hewlett-Packard Co.		398,200	11,814,594

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

International Business Machines Corp.		33,945	$3,017,710
NCR Corp. *		19,318	655,846
SanDisk Corp. *		6,029	307,841
Sun Microsystems, Inc. *		192,044	724,006

			16,570,585

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *		10,469	373,325
Arrow Electronics, Inc. *		16,183	501,673
Avnet, Inc. *		13,808	310,680
AVX Corp.		5,544	75,953
Ingram Micro, Inc., Class A *		8,790	165,076
Mettler-Toledo International, Inc. *		1,380	78,770
Molex, Inc.		9,554	255,952
Sanmina-SCI Corp. *		35,993	149,011
Solectron Corp. *		68,989	247,670
Symbol Technologies, Inc.		5,008	57,241
Tech Data Corp. *		5,646	221,944
Tektronix, Inc.		8,667	221,789
Vishay Intertechnology, Inc. *		16,395	210,348

			2,869,432

IT Services 0.5%
Affiliated Computer Services, Inc., Class A *		5,892	328,656
BISYS Group, Inc. *		9,519	127,555
Ceridian Corp. *		10,687	256,488
CheckFree Corp. *		1,688	79,083
Computer Sciences Corp. *		26,280	1,320,044
Convergys Corp. *		19,559	324,679
Electronic Data Systems Corp.		54,945	1,266,482
Hewitt Associates, Inc. *		2,268	58,220
Sabre Holdings Corp., Class A		18,031	412,369
Unisys Corp. *		46,598	286,578

			4,460,154

Office Electronics 0.2%
Xerox Corp. *		131,771	1,871,148

Semiconductors & Semiconductor Equipment	0.4%
Advanced Micro Devices, Inc. *		25,799	675,418
Freescale Semiconductor, Inc., Class B *		48,404	1,248,823
International Rectifier Corp. *		2,090	74,111
Intersil Corp., Class A		10,953	280,945
LSI Logic Corp. *		33,598	275,840
Micron Technology, Inc. *		39,878	568,660
Novellus Systems, Inc. *		8,818	217,540
Teradyne, Inc. *		8,212	120,142

			3,461,479

Software 0.6%
BEA Systems, Inc. *		45,626	400,140
BMC Software, Inc. *		17,182	352,059
Cadence Design Systems, Inc. *		20,481	351,044
Computer Associates International, Inc.		17,706	504,798
Compuware Corp. *		29,403	271,390
Fair Isaac Corp.		2,273	104,149

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Novell, Inc. *	52,116	$405,463
Reynolds & Reynolds Co., Class A	7,738	210,783
Siebel Systems, Inc. *	62,598	657,279
Sybase, Inc. *	12,337	276,966
Symantec Corp. *	54,336	960,117
Synopsys, Inc. *	16,645	324,910
Take-Two Interactive Software, Inc. *	1,352	24,674

		4,843,772

MATERIALS 4.3%
Chemicals 1.9%
Air Products & Chemicals, Inc.	28,283	1,673,505
Airgas, Inc.	8,120	252,532
Albemarle Corp.	5,028	185,030
Ashland, Inc.	8,949	498,907
Cabot Corp.	8,050	282,153
Celanese Corp., Ser. A	6,868	118,816
Chemtura Corp.	20,366	245,410
Cytec Industries, Inc.	5,525	250,227
Dow Chemical Co.	7,403	334,986
E.I. DuPont de Nemours & Co.	114,102	4,877,861
Eastman Chemical Co.	11,050	611,397
Engelhard Corp.	16,588	489,346
FMC Corp. *	5,159	274,304
Huntsman Corp. *	8,304	157,776
Lubrizol Corp.	9,321	393,439
Lyondell Chemical Co.	27,408	696,985
Monsanto Co.	7,929	580,958
Mosaic Co. *	17,720	239,929
PPG Industries, Inc.	23,607	1,433,653
Praxair, Inc.	5,561	289,172
Rohm & Haas Co.	20,482	897,112
RPM International, Inc.	16,160	300,576
Scotts Miracle-Gro Co., Class A	5,270	247,268
Sigma-Aldrich Corp.	8,590	567,284
Valhi, Inc.	1,274	22,384
Valspar Corp.	13,994	351,949

		16,272,959

Construction Materials 0.1%
Lafarge North America, Inc.	4,698	258,390
Martin Marietta Materials, Inc.	1,083	81,344
Vulcan Materials Co.	4,733	315,691

		655,425

Containers & Packaging 0.5%
AptarGroup, Inc.	4,881	267,723
Ball Corp.	13,014	536,437
Bemis Co., Inc.	14,737	406,004
Owens-Illinois, Inc. *	20,927	455,162
Packaging Corporation of America	8,525	197,695
Pactiv Corp. *	18,285	370,088
Sealed Air Corp. *	7,494	387,515
Smurfit-Stone Container Corp. *	34,910	442,310
Sonoco Products Co.	13,645	391,339

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Temple-Inland, Inc.		15,392	$644,463

			4,098,736

Metals & Mining 1.0%
Alcoa, Inc.		119,938	3,287,501
Newmont Mining Corp.		56,696	2,614,819
NuCor Corp.		22,030	1,477,772
Phelps Dodge Corp.		6,195	840,476
United States Steel Corp.		15,703	747,463

			8,968,031

Paper & Forest Products 0.8%
Georgia-Pacific Corp.		35,774	1,691,752
International Paper Co.		67,453	2,126,793
Louisiana-Pacific Corp.		15,245	411,158
MeadWestvaco Corp.		25,303	708,231
Weyerhaeuser Co.		33,387	2,213,892

			7,151,826

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services	4.2%
AT&T Inc.		540,103	13,453,977
BellSouth Corp.		251,804	6,864,177
CenturyTel, Inc.		18,055	597,620
Citizens Communications Co.		46,839	611,249
MCI, Inc.		38,689	768,364
PanAmSat Holding Corp.		4,003	97,073
Qwest Communications International, Inc. *		207,460	1,087,090
Telewest Global, Inc. *		33,704	751,262
Verizon Communications, Inc.		380,544	12,169,797

			36,400,609

Wireless Telecommunication Services 1.4%
Alltel Corp.		41,636	2,782,534
American Tower Corp., Class A *		3,397	92,704
Crown Castle International Corp. *		10,605	290,577
Sprint Nextel Corp.		316,324	7,920,753
Telephone & Data Systems, Inc.		13,164	481,144
U.S. Cellular Corp. *		1,462	74,270

			11,641,982

UTILITIES 6.7%
Electric Utilities 3.1%
Allegheny Energy, Inc. *		22,352	622,056
American Electric Power Co., Inc.		52,811	1,929,714
Cinergy Corp.		27,274	1,120,416
DPL, Inc.		17,397	444,493
Edison International		44,806	2,021,647
Entergy Corp.		29,154	2,040,780
Exelon Corp.		91,934	4,784,245
FirstEnergy Corp.		45,359	2,130,059
FPL Group, Inc.		54,027	2,290,205
Great Plains Energy, Inc.		10,256	298,039
Hawaiian Electric Industries, Inc.		11,112	293,801
Northeast Utilities		17,795	330,631

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Pepco Holdings, Inc.		25,962	$562,597
Pinnacle West Capital Corp.		13,525	561,152
PPL Corp.		52,190	1,534,386
Progress Energy, Inc.		34,199	1,531,431
Reliant Energy, Inc. *		41,382	379,059
Southern Co.		102,360	3,552,916
Westar Energy, Inc.		11,912	269,450

			26,697,077

Gas Utilities 0.4%
AGL Resource, Inc.		10,604	375,063
Atmos Energy Corp.		10,993	292,084
Energen Corp.		10,077	369,826
Equitable Resources, Inc.		1,659	62,030
National Fuel Gas Co.		11,490	370,552
ONEOK, Inc.		14,025	384,706
Piedmont Natural Gas Co.		10,545	247,702
Questar Corp.		8,878	661,944
Southern Union Co. *		13,158	310,529
UGI Corp.		14,264	313,808

			3,388,244

Independent Power Producers & Energy Traders	0.6%
Constellation Energy Group, Inc.		24,414	1,293,698
Duke Energy Corp.		127,443	3,423,119
Dynegy, Inc., Class A *		39,146	187,509
NRG Energy, Inc. *		11,098	484,650

			5,388,976

Multi-Utilities 2.5%
Alliant Energy Corp.		15,983	453,118
Ameren Corp.		26,941	1,413,325
CenterPoint Energy, Inc.		42,500	561,850
CMS Energy Corp. *		30,087	420,616
Consolidated Edison, Inc.		33,432	1,522,493
Dominion Resources, Inc.		46,826	3,556,435
DTE Energy Co.		23,953	1,045,309
Energy East Corp.		20,255	474,980
KeySpan Corp.		23,967	804,332
MDU Resources Group, Inc.		16,285	534,637
NiSource, Inc.		37,385	804,899
NSTAR		14,672	412,136
OGE Energy Corp.		12,404	331,931
PG&E Corp.		50,895	1,871,918
PNM Resources, Inc.		9,453	245,494
Public Service Enterprise Group, Inc.		32,830	2,059,098
Puget Energy, Inc.		13,759	285,912
SCANA Corp.		15,609	618,429
Sempra Energy		35,225	1,548,139
TECO Energy, Inc.		28,464	497,835
Vectren Corp.		10,463	284,070
Wisconsin Energy Corp.		16,088	610,540
WPS Resources Corp.		5,201	279,710
Xcel Energy, Inc.		55,319	1,023,955

			21,661,161

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

Water Utilities 0.1%
Aqua America, Inc.	11,791	$ 436,149

Total Common Stocks (cost $659,855,852)		855,342,376

EXCHANGE TRADED FUND 0.8%
iShares Russell 1000 Value Index Fund (cost $6,437,276)	96,666	6,706,687

	Principal
SHORT-TERM INVESTMENTS 0.1%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
3.73%, 12/01/2005 ƒ +	$ 25,000	25,000
3.88%, 02/09/2006 ƒ +	20,000	19,849
3.41%, 12/01/2005 ƒ +	10,000	10,000
3.61%, 01/12/2006 ƒ +	50,000	49,790
3.69%, 01/12/2006 ƒ +	10,000	9,957
3.84%, 02/23/2006 ƒ +	25,000	24,776

		139,372

	Shares	Value
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	534,632	534,632

Total Short-Term Investments (cost $674,004)		674,004

Total Investments (cost $666,967,132) 99.7%		862,723,067
Other Assets and Liabilities 0.3%		2,427,998

Net Assets 100.0%		$ 865,151,065

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,581,878 at
November 30, 2005. The Fund earned $219,954 of income from Wachovia Corporation during the period ended
November 30, 2005, which is included in income from affiliates.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
REIT	Real Estate Investment Trust

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by sector as of November 30, 2005:
Financials	36.8%
Energy	13.5%
Consumer Discretionary	8.9%
Utilities	6.7%
Industrials	6.6%
Health Care	6.6%
Telecommunication Services	5.6%
Consumer Staples	5.6%
Information Technology	4.6%
Materials	4.3%
Other	0.8%

100.0%

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $474,544,077)	$653,254,693
Investments in affiliates, at value (cost $6,988,124)	8,777,755

Total investments	662,032,448
Dividends receivable	1,524,669
Receivable from investment advisor	1,998
Prepaid expenses and other assets	9,137

Total assets	663,568,252

Liabilities
Payable for daily variation margin on open futures contracts	36,080
Due to related parties	2,126
Accrued expenses and other liabilities	30,670

Total liabilities	68,876

Net assets	$663,499,376

Net assets represented by
Paid-in capital	$439,645,507
Undistributed net investment income	21,424,662
Accumulated net realized gains on investments	21,827,147
Net unrealized gains on investments	180,602,060

Total net assets	$663,499,376

Shares outstanding (unlimited number of shares authorized) – Class I	45,384,057

Net asset value per share – Class I	$14.62

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $724,740,817)	$913,582,863
Investments in affiliated money market fund, at value (cost $47,319)	47,319

Total investments	913,630,182
Dividends receivable	1,110,088
Receivable from investment advisor	2,718
Prepaid expenses and other assets	218

Total assets	914,743,206

Liabilities
Payable for daily variation margin on open futures contracts	6,970
Due to related parties	2,797
Accrued expenses and other liabilities	39,265

Total liabilities	49,032

Net assets	$914,694,174

Net assets represented by
Paid-in capital	$698,524,913
Undistributed net investment income	14,475,553
Accumulated net realized gains on investments	12,827,546
Net unrealized gains on investments	188,866,162

Total net assets	$914,694,174

Shares outstanding (unlimited number of shares authorized) - Class I	65,786,913

Net asset value per share - Class I	$13.90

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $658,850,622)	$850,611,742
Investments in affiliates, at value (cost $8,116,510)	12,111,325

Total investments	862,723,067
Dividends receivable	2,621,443
Receivable from investment advisor	2,590
Prepaid expenses and other assets	19,056

Total assets	865,366,156

Liabilities
Payable for securities purchased	155,254
Payable for daily variation margin on open futures contracts	16,400
Due to related parties	2,525
Accrued expenses and other liabilities	40,912

Total liabilities	215,091

Net assets	$865,151,065

Net assets represented by
Paid-in capital	$565,958,867
Undistributed net investment income	30,987,627
Accumulated net realized gains on investments	72,379,039
Net unrealized gains on investments	195,825,532

Total net assets	$865,151,065

Shares outstanding (unlimited number of shares authorized) - Class I	55,196,067

Net asset value per share - Class I	$15.67

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Dividends	$6,632,847
Income from affiliates	183,110
Interest	8,562

Total investment income	6,824,519

Expenses
Advisory fee	1,116,552
Administrative services fee	347,266
Transfer agent fees	31
Trustees' fees and expenses	4,990
Printing and postage expenses	3,367
Custodian and accounting fees	91,138
Registration and filing fees	946
Professional fees	14,726
Other	8,185

Total expenses	1,587,201
Less: Expense reductions	(4,817)
Fee waivers and expense reimbursements	(1,496,898)

Net expenses	85,486

Net investment income	6,739,033

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	14,236,427
Futures contracts	145,947

Net realized gains on investments	14,382,374
Net change in unrealized gains or losses on investments	19,515,449

Net realized and unrealized gains or losses on investments	33,897,823

Net increase in net assets resulting from operations	$40,636,856

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Dividends	$4,660,217
Income from affiliate	3,524

Total investment income	4,663,741

Expenses
Advisory fee	1,408,834
Administrative services fee	438,170
Transfer agent fees	13
Trustees' fees and expenses	6,183
Printing and postage expenses	4,590
Custodian and accounting fees	113,239
Registration and filing fees	2,250
Professional fees	15,821
Other	11,852

Total expenses	2,000,952
Less: Expense reductions	(6,224)
Fee waivers and expense reimbursements	(1,886,864)

Net expenses	107,864

Net investment income	4,555,877

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(442,679)
Futures contracts	(6,651)

Net realized losses on investments	(449,330)
Net change in unrealized gains or losses on investments	56,021,492

Net realized and unrealized gains or losses on investments	55,572,162

Net increase in net assets resulting from operations	$60,128,039

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,490)	$11,658,514
Income from affiliates	228,658

Total investment income	11,887,172

Expenses
Advisory fee	1,352,911
Administrative services fee	420,776
Transfer agent fees	110
Trustees' fees and expenses	5,901
Printing and postage expenses	5,351
Custodian and accounting fees	108,929
Registration and filing fees	1,356
Professional fees	15,813
Other	11,179

Total expenses	1,922,326
Less: Expense reductions	(5,860)
Fee waivers and expense reimbursements	(1,812,884)

Net expenses	103,582

Net investment income	11,783,590

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	41,495,575
Futures contracts	2,297

Net realized gains on investments	41,497,872
Net change in unrealized gains or losses on investments	(6,414,382)

Net realized and unrealized gains or losses on investments	35,083,490

Net increase in net assets resulting from operations	$46,867,080

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$6,739,033		$14,764,998
Net realized gains on investments		14,382,374		7,470,206
Net change in unrealized gains or losses
on investments		19,515,449		33,629,105

Net increase in net assets resulting from
operations		40,636,856		55,864,309

Distributions to shareholders from
Net investment income		0		(10,558,336)
Net realized gains		0		(1,246,028)

Total distributions to shareholders		0		(11,804,364)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	0	0	854,256	11,804,364
Payment for shares redeemed	(6,958,943)	(100,000,000)	(3,785,011)	(50,000,000)

Net decrease in net assets resulting from
capital share transactions		(100,000,000)		(38,195,636)

Total increase (decrease) in net assets		(59,363,144)		5,864,309
Net assets
Beginning of period		722,862,520		716,998,211

End of period		$663,499,376		$722,862,520

Undistributed net investment income		$21,424,662		$14,685,629

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$4,555,877		$9,924,570
Net realized gains or losses on
investments		(449,330)		13,415,809
Net change in unrealized gains or
losses on investments		56,021,492		2,665,330

Net increase in net assets resulting from
operations		60,128,039		26,005,709

Distributions to shareholders from
Net investment income		0		(6,447,796)
Net realized gains		0		(4,145,191)

Total distributions to shareholders		0		(10,592,987)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	0	0	11,829,653	150,000,000
Net asset value of shares issued in
reinvestment of distributions	0	0	813,786	10,592,987

Net increase in net assets resulting from
capital share transactions		0		160,592,987

Total increase in net assets		60,128,039		176,005,709
Net assets
Beginning of period		854,566,135		678,560,426

End of period		$914,694,174		$854,566,135

Undistributed net investment income		$14,475,553		$9,919,676

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$11,783,590		$19,574,166
Net realized gains on investments		41,497,872		30,789,298
Net change in unrealized gains or
losses on investments		(6,414,382)		59,431,621

Net increase in net assets resulting
from operations		46,867,080		109,795,085

Distributions to shareholders from
Net investment income		0		(15,317,151)
Net realized gains		0		(8,425,285)

Total distributions to shareholders		0		(23,742,436)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	0	0	1,634,180	23,742,436

Total increase in net assets		46,867,080		109,795,085
Net assets
Beginning of period		818,283,985		708,488,900

End of period		$865,151,065		$818,283,985

Undistributed net investment income		$30,987,627		$19,204,037

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Any fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to each Fund and is paid an annual fee of 0.32% of each Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2005, EIMC waived its advisory fees and reimbursed other expenses as follows:

		Other
	Fees Waived	Expenses Reimbursed

Market Index Fund	$1,116,552	$380,346
Market Index Growth Fund	1,408,834	478,030
Market Index Value Fund	1,352,911	459,973

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended November 30, 2005:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$ 20,578,929	$110,674,758
Market Index Growth Fund	181,981,577	174,319,249
Market Index Value Fund	181,318,933	166,120,593

At November 30, 2005, Market Index Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	November 30, 2005	Gain

December 2005	33 E-mini S&P 500 Futures	$ 2,015,075	$ 2,064,215	$ 49,140
December 2005	11 S&P 500 Futures	3,387,775	3,440,448	52,673

At November 30, 2005, Market Index Growth Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	November 30, 2005	Gain

December 2005	12 E-mini S&P 500 Futures	$ 740,186	$ 750,659	$ 10,473
December 2005	1 S&P 500 Futures	299,132	312,775	13,643

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At November 30, 2005, Market Index Value Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	November 30, 2005	Gain

December 2005	15 E-mini S&P 500 Futures	$ 914,793	$ 938,325	$ 23,532
December 2005	5 S&P 500 Futures	1,517,810	1,563,875	46,065

On November 30, 2005, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Market Index Fund	$482,121,891	$199,836,699	$19,926,142	$179,910,557
Market Index Growth Fund	724,823,796	204,241,499	15,435,113	188,806,386
Market Index Value Fund	667,167,579	220,709,891	25,154,403	195,555,488

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2005, the Funds did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

The Trustees of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2005, the Funds had no borrowings under this agreement.

9. CONCENTRATION OF RISK

Each Fund may invest a substantial portion of their assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT DISTRIBUTIONS

On December 15, 2005, the Funds declared distributions from net investment income to shareholders of record on December 14, 2005. The per share amounts payable on December 16, 2005 were as follows:

Net Investment
Income – Class I

Market Index Fund	$0.3201

Market Index Growth Fund	0.1488

Market Index Value Fund	0.3358

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE MARKET INDEX FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The

ADDITIONAL INFORMATION (unaudited) continued

data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the first quintile over the recently completed one-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees of the Fund with respect to Class I shares was above the median of fees paid by comparable funds on a contractual basis, but were being reduced to zero (0.00) by a fee waiver implemented by EIMC. The Trustees also noted that EIMC has contractually agreed to waive its

ADDITIONAL INFORMATION (unaudited) continued

management fee and reimburse expenses until May 31, 2013, at a rate that is below the total expenses paid by comparable funds for the previous period.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that, although it was possible that economies of scale would be realized over time as the Fund grows, for the foreseeable future, the applicable fee waivers and expense limitations would likely result in the Fund enjoying benefits at least approximately equivalent to breakpoints in its advisory fee.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements. In addition, the Trustees noted that, as a result of current waivers of the Fund’s entire advisory and administrative fees, it was unlikely EIMC was realizing any profit by managing the Fund.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE MARKET INDEX GROWTH FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The

ADDITIONAL INFORMATION (unaudited) continued

data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the fifth quintile over the recently completed one-year period. The Trustees noted that the Fund had been in operation a relatively short period of time and determined to continue to review the Fund’s performance as it grows and matures.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees of the Fund with respect to Class I shares was above the

ADDITIONAL INFORMATION (unaudited) continued

median of fees paid by comparable funds on a contractual basis, but were being reduced to zero (0.00) by a fee waiver implemented by EIMC. The Trustees also noted that EIMC has contractually agreed to waive its management fee and reimburse expenses until May 31, 2013, at a rate that is below the total expenses paid by comparable funds for the previous period.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that, although it was possible that economies of scale would be realized over time as the Fund grows, for the foreseeable future, the applicable fee waivers and expense limitations would likely result in the Fund enjoying benefits at least approximately equivalent to breakpoints in its advisory fee.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements. In addition, the Trustees noted that, as a result of current waivers of the Fund’s entire advisory and administrative fees, it was unlikely EIMC was realizing any profit by managing the Fund.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE MARKET INDEX VALUE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect of to Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The

ADDITIONAL INFORMATION (unaudited) continued

data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the first quintile over the recently completed one-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees of the Fund with respect to Class I shares was above the median of fees paid by comparable funds on a contractual basis, but were being reduced to zero (0.00) by a fee waiver implemented by EIMC. The Trustees also noted that EIMC has contractually agreed to waive its

ADDITIONAL INFORMATION (unaudited) continued

management fee and reimburse expenses until May 31, 2013, at a rate that is below the total expenses paid by comparable funds for the previous period.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that, although it was possible that economies of scale would be realized over time as the Fund grows, for the foreseeable future, the applicable fee waivers and expense limitations would likely result in the Fund enjoying benefits at least approximately equivalent to breakpoints in its advisory fee.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements. In addition, the Trustees noted that, as a result of current waivers of the Fund’s entire advisory and administrative fees, it was unlikely EIMC was realizing any profit by managing the Fund.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

575348 1/2006

Evergreen Investments℠

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575348 1/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: February 1, 2006